CMC SMALL CAP FUND

                          CMC INTERNATIONAL STOCK FUND

                          Portfolios of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2000
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207


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
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                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------------------------------------------
             CMC SMALL CAP FUND

                                                              Six Months
                                                                Ended
                                                            April 30, 2000                   Year Ended October 31,
                                                                              ---------------------------------------------------
                                                            (Unaudited)(1)       1999      1998      1997       1996       1995
                                                            ---------------   --------- --------- ---------  ---------  ---------
Net asset value, beginning of period ...................            $13.59       $9.96    $13.60    $13.01     $14.00     $12.34
                                                            ---------------   --------- --------- ---------  ---------  ---------
Income from investment operations:
     Net investment income (loss).......................             (0.05)      (0.04)    (0.03)    (0.01)     (0.02)      0.06
     Net realized and unrealized gains (losses)
       on investments...................................              6.50        3.69     (2.21)     3.52       4.20       2.71
                                                            ---------------   --------- --------- ---------  ---------  ---------
          Total from investment operations..............              6.45        3.65     (2.24)     3.51       4.18       2.77
                                                            ---------------   --------- --------- ---------  ---------  ---------

Less distributions:
      Dividends from net investment income..............                 -           -         -         -          -      (0.04)
      Distributions from net capital gains..............             (1.52)      (0.02)    (1.40)    (2.92)     (5.17)     (1.07)
                                                            ---------------   --------- --------- ---------  ---------  ---------
          Total distributions...........................             (1.52)      (0.02)    (1.40)    (2.92)     (5.17)     (1.11)
                                                            ---------------   --------- --------- ---------  ---------  ---------

Net asset value, end of period..........................            $18.52      $13.59     $9.96    $13.60     $13.01     $14.00
                                                            ===============   ========= ========= =========  =========  =========

Total return............................................            48.41% (2)  36.70%   -16.49%    26.98%     30.30%     22.55%

Ratios/Supplemental data
Net assets, end of period (in thousands)................          $370,508    $240,129  $267,789  $521,770   $522,408   $537,167
Ratio of expenses to average net assets.................             0.79%       0.79%     0.77%     0.76%      0.78%      0.77%
Ratio of net income (loss) to average net assets........            (0.48)%     (0.33)%   (0.20)%   (0.08)%    (0.14)%     0.43%
Portfolio turnover rate.................................              188%        186%      159%      169%       148%       126%

(1)  Ratios and portfolio turnover rates are annualized.
(2)  Not annualized.

NOTE:  Per share amounts have been adjusted to retroactively reflect a 4 for 1 share split effective September 1, 1999.

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                 See Accompanying Notes to Financial Statements

                                       1
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                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
-----------------------------------------------------------------------------------------------------------------------------

                          CMC INTERNATIONAL STOCK FUND

                                                  Six Months
                                                    Ended
                                                April 30, 2000                      Year ended October 31,
                                                                  ----------------------------------------------------------
                                                (Unaudited)(1)       1999        1998        1997       1996        1995
                                                ---------------   -----------  ----------  ---------- ----------  ----------
Net asset value, beginning of period.........           $17.86        $12.54      $42.71      $42.46     $37.06      $39.51
                                                ---------------   -----------  ----------  ---------- ----------  ----------
Income from investment operations:
  Net investment income (loss)...............            (0.01)        (0.02)       0.25        0.41       0.32        0.39
  Net realized and unrealized gains (losses)
    on investments and foreign currency
    transactions ............................             2.65          5.34       (0.78)       6.16       5.86       (2.64)
                                               ----------------   -----------  ----------  ---------- ----------  ----------
       Total from investment operations......             2.64          5.32       (0.53)       6.57       6.18       (2.25)
                                               ----------------   -----------  ----------  ---------- ----------  ----------

Less distributions:
  Dividends from net investment income.......                -             -           -       (0.46)     (0.78)      (0.20)
  Distributions from capital gains...........            (1.34)        (0.00)*    (29.64)      (5.86)         -           -
                                               ----------------   -----------  ----------  ---------- ----------  ----------
       Total distributions...................            (1.34)        (0.00)     (29.64)      (6.32)      (0.78)      (0.20)
                                               ----------------   -----------  ----------  ---------- ----------  ----------

Net asset value, end of period...............           $19.16        $17.86      $12.54      $42.71      $42.46      $37.06
                                                ===============   ===========  ==========  ========== ==========  ==========

Total return.................................            14.04% (2)    42.44%      -1.24%      15.47%     16.67%      -5.69%

Ratios/Supplemental data
Net assets, end of period (in thousands).....          $46,879       $30,492      $15,377     $81,471    $73,542     $68,758
Ratio of expenses to average net assets......             1.06%         1.31%       1.04%       1.05%      1.00%       0.98%
Ratio of net income (loss) to average net assets         (0.06)%       (0.14)%      0.60%       0.88%      0.78%       0.99%
Portfolio turnover rate......................               88%           96%         53%        127%       120%        158%


 *   Amount represents less than $0.01 per share.

(1)  Ratios and portfolio turnover rates are annualized.
(2)  Not annualized.


                 See Accompanying Notes to Financial Statements

                                       2
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                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
------------------------------------------------------------------------------------------------------
April 30, 2000
                                                                    SHARES                VALUE
                                                               ------------------   ------------------
COMMON STOCKS (93.8%)
  BASIC INDUSTRIES & MFG. (1.5%)
    MACHINERY (1.1%)
      ASTEC INDUSTRIES, INC. *                                           163,400        $   4,105,425
                                                                                    ------------------
    MATERIALS (0.4%)
      STILLWATER MINING CO. *                                             49,600            1,388,800
                                                                                    ------------------

      TOTAL BASIC INDUSTRIES & MFG.                                                         5,494,225
                                                                                    ------------------

  MEDIA/TELECOMMUNICATIONS SERVICES (5.3%)
    BROADCASTING (2.7%)
      CITADEL COMMUNICATIONS CORP. *                                     137,900            5,386,719
      ENTERCOM COMMUNICATIONS CORP. *                                    113,020            4,803,350
                                                                                    ------------------
                                                                                           10,190,069
                                                                                    ------------------
    ENTERTAINMENT (1.1%)
      IMAX CORP. *                                                       178,600            4,107,800
                                                                                    ------------------
    TELECOMMUNICATION SERVICES (1.5%)
      ACTV, INC. *                                                        26,800              485,750
      GOAMERICA, INC. *                                                   34,300              340,856
      GRIC COMMUNICATIONS, INC. *                                         52,200              812,362
      GT GROUP TELECOM, INC. (CLASS B) *                                 108,600            1,405,013
      PC-TEL, INC. *                                                      29,800              998,300
      TELECORP PCS, INC. *                                                31,200            1,392,300
                                                                                    ------------------

                                                                                            5,434,581
                                                                                    ------------------
      TOTAL MEDIA/TELECOMMUNICATIONS SERVICES                                              19,732,450
                                                                                    ------------------

CONSUMER CYCLICAL (15.6%)
    AUTO & HOUSING (0.8%)
      ETHAN ALLEN INTERIORS, INC.                                        112,000            2,989,000
                                                                                    ------------------
    HOTELS & GAMING (0.4%)
      INTRAWEST CORP.                                                     90,000            1,395,000
                                                                                    ------------------
    LEISURE PRODUCTS (1.6%)
      CALLAWAY GOLF CO.                                                  351,800            5,848,675
                                                                                    ------------------
    POLLUTION CONTROL (1.3%)
      TETRA TECH, INC. *                                                 210,175            4,952,248
                                                                                    ------------------
    RESTAURANTS (1.8%)
      CHEESECAKE FACTORY, INC. (THE) *                                    56,000            2,292,500
      P.F. CHANGS CHINA BISTRO, INC. *                                   124,300            4,350,500
                                                                                    ------------------

                                                                                            6,643,000
                                                                                    ------------------
    RETAIL (3.3%)
      INTERTAN, INC. *                                                   100,800            1,392,300
      MICHAELS STORES, INC. *                                            141,100            5,564,631
      PACIFIC SUNWEAR OF CALIFORNIA, INC. *                              130,300            4,438,344

                 See Accompanying Notes to Financial Statements

                                       3

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                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                    SHARES                VALUE
                                                               ------------------   ------------------

COMMON STOCKS (CONTINUED)
      TWEETER HOME ENTERTAINMENT GROUP, INC. *                            26,850         $    990,094
                                                                                    ------------------
                                                                                           12,385,369
                                                                                    ------------------
    SERVICES (6.4%)
      ACXIOM CORP. *                                                     311,400            8,466,188
      AMERICAN MANAGEMENT SYSTEMS, INC. *                                102,100            3,777,700
      GETTY IMAGES, INC. *                                                14,300              434,362
      IMAGEX.COM, INC. *                                                  51,300              391,163
      MULTEX.COM, INC. *                                                 169,600            3,445,000
      NOVA CORP. *                                                       154,570            4,888,276
      TECHNOLOGY SOLUTIONS CO. *                                         318,600            2,090,812
                                                                                    ------------------
                                                                                           23,493,501
                                                                                    ------------------

      TOTAL CONSUMER CYCLICAL                                                              57,706,793
                                                                                    ------------------

  CONSUMER STAPLES (12.7%)
    FOOD, BEVERAGE, TOBACCO (0.6%)
      REXALL SUNDOWN, INC. *                                             110,300            2,123,275
                                                                                    ------------------
    HEALTH CARE (9.1%)
      ALKERMES, INC. *                                                    30,400            1,618,800
      ALPHARMA, INC. (CLASS A)                                            93,700            3,619,163
      ANGIOTECH PHARMACEUTICALS, INC. *                                   30,200              939,975
      CERNER CORP. *                                                      92,100            2,031,956
      FIRST HEALTH GROUP CORP. *                                         120,300            3,661,631
      INTELLIGENT POLYMERS LTD. *                                        139,000            4,795,500
      MEDICAL MANAGER CORP. *                                             12,600              403,200
      MEDICALOGIC, INC. *                                                 17,200              199,950
      PRIORITY HEALTHCARE CORP.  (CLASS B) *                              99,500            5,509,813
      SHIRE PHARMACEUTICALS GROUP PLC ADR *                              112,200            4,516,050
      SPIROS DEVELOPMENT CORP. II, INC. *                                 62,300              891,669
      TRANSKARYOTIC THERAPIES, INC. *                                     33,000              987,937
      UNIVERSAL HEALTH SERVICES, INC.  (CLASS B) *                        82,000            4,489,500
                                                                                    ------------------
                                                                                           33,665,144
                                                                                    ------------------
    MEDICAL DEVICES (3.0%)
      ASPECT MEDICAL SYSTEMS, INC. *                                      53,600            2,378,500
      RESMED, INC. *                                                     164,600            5,596,400
      ZOLL MEDICAL CORP. *                                                74,200            3,278,712
                                                                                    ------------------
                                                                                           11,253,612
                                                                                    ------------------

      TOTAL CONSUMER STAPLES                                                               47,042,031
                                                                                    ------------------

  ENERGY (11.2%)
    EXPLORATION & PRODUCTION (1.3%)
      DEVON ENERGY CORP.                                                  51,400            2,476,838

                 See Accompanying Notes to Financial Statements

                                       4

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                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                    SHARES                VALUE
                                                               ------------------   ------------------
COMMON STOCKS (CONTINUED)
      WESTERN GAS RESOURCES, INC.                                        149,600        $   2,496,450
                                                                                    ------------------
                                                                                            4,973,288
                                                                                    ------------------
    OIL SERVICES (9.9%)
      COFLEXIP SA, ADR                                                    35,800            1,816,850
      GRANT PRIDECO, INC. *                                              101,700            1,957,725
      HANOVER COMPRESSOR CO. *                                            93,100            5,423,075
      MARINE DRILLING COS., INC. *                                       155,800            4,050,800
      NATCO GROUP, INC. (CLASS A) *                                       63,600              576,375
      NATIONAL-OILWELL, INC. *                                            68,800            1,646,900
      NOBLE DRILLING CORP. *                                             125,500            5,012,156
      PATTERSON ENERGY, INC. *                                           116,300            3,285,475
      PRECISION DRILLING CORP. *                                         166,700            5,334,400
      STOLT COMEX SEAWAY SA *                                             75,300              908,306
      UTI ENERGY CORP. *                                                  91,300            3,172,675
      VERITAS DGC, INC. *                                                142,800            3,427,200
                                                                                    ------------------
                                                                                           36,611,937
                                                                                    ------------------

      TOTAL ENERGY                                                                         41,585,225
                                                                                    ------------------

  FINANCIAL (1.2%)
    BANKS
      BANK UNITED CORP. (CLASS A)                                         67,400            2,236,838
      CITY NATIONAL CORP.                                                 58,500            2,153,531
                                                                                    ------------------
                                                                                            4,390,369
                                                                                    ------------------

  REAL ESTATE INVESTMENT TRUSTS (0.8%)
    OFFICE
      COUSINS PROPERTIES, INC.                                            79,500            3,120,375
                                                                                    ------------------

  TECHNOLOGY (43.9%)
    COMPUTERS (4.8%)
      APEX, INC. *                                                       125,500            3,710,094
      C-COR.NET CORP. *                                                  103,850            4,063,131
      CONCURRENT COMPUTER CORP. *                                        158,500            1,585,000
      MICROS SYSTEMS, INC. *                                              91,750            3,692,937
      MTI TECHNOLOGY, CORP. *                                             27,000              418,500
      RADISYS CORP. *                                                    106,850            4,420,919
                                                                                    ------------------
                                                                                           17,890,581
                                                                                    ------------------
    DATA SERVICES (1.5%)
      DOCUMENTUM, INC. *                                                  58,700            3,463,300
      INTERVOICE-BRITE, INC. *                                           120,800            1,925,250
                                                                                    ------------------
                                                                                            5,388,550
                                                                                    ------------------
                 See Accompanying Notes to Financial Statements

                                       5

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                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
------------------------------------------------------------------------------------------------------

April 30, 2000

                                                                    SHARES                VALUE
                                                               ------------------   ------------------
COMMON STOCKS (CONTINUED)
    PERIPHERALS (3.1%)
      CROSSROADS SYSTEMS, INC. *                                          30,500        $   2,154,063
      MAXTOR CORP. *                                                     226,250            2,700,859
      POWER-ONE, INC. *                                                   96,600            6,592,950
                                                                                    ------------------
                                                                                           11,447,872
                                                                                    ------------------
    SEMICONDUCTORS (16.7%)
      ADVANCED ENERGY INDUSTRIES, INC. *                                  17,750            1,224,750
      ASE TEST LTD.*                                                      33,700              998,363
      ATMEL CORP. *                                                      104,150            5,096,841
      COHU, INC.                                                          33,900            1,290,319
      CREDENCE SYSTEMS CORP. *                                            27,300            3,897,075
      DUPONT PHOTOMASKS, INC. *                                           36,900            2,068,706
      ELECTRO SCIENTIFIC INDUSTRIES, INC. *                               31,500            1,986,469
      EXAR CORP. *                                                        49,600            3,976,525
      GALILEO TECHNOLOGY LTD. *                                          123,300            2,165,456
      INTEGRATED DEVICE TECHNOLOGY, INC. *                               112,300            5,397,419
      LATTICE SEMICONDUCTOR CORP. *                                       79,550            5,359,681
      MATTSON TECHNOLOGY, INC. *                                         116,900            5,742,713
      METHODE ELECTRONICS, INC.  (CLASS A)                                78,600            3,275,409
      MIPS TECHNOLOGIES, INC. (CLASS A) *                                 18,750              541,406
      MMC NETWORKS, INC. *                                                59,350            1,572,775
      PERKINELMER, INC.                                                   94,400            5,168,400
      PHOTRONICS, INC. *                                                 115,000            3,830,938
      SANDISK CORP. *                                                     47,000            4,306,375
      THERMA-WAVE, INC. *                                                 69,500            1,911,250
      VIASYSTEMS GROUP, INC. *                                           115,800            1,845,562
                                                                                    ------------------
                                                                                           61,656,432
                                                                                    ------------------
    SOFTWARE (9.3%)
      ADVENT SOFTWARE, INC. *                                             68,800            3,612,000
      AMDOCS LTD. *                                                       87,800            5,942,963
      BINDVIEW DEVELOPMENT CORP. *                                       182,100            1,468,181
      BSQUARE CORP. *                                                     33,250              581,875
      HNC SOFTWARE, INC. *                                                90,600            4,484,700
      HYPERION SOLUTIONS CORP. *                                          43,400            1,316,241
      INTERNET PICTURES CORP. *                                          154,235            2,429,201
      MACROMEDIA, INC. *                                                  30,600            2,662,200
      MATRIXONE, INC. *                                                   10,800              356,400
      REMEDY CORP. *                                                      85,400            4,536,875
      SYMANTEC CORP. *                                                    68,800            4,295,700
      VERITY INC. *                                                       90,300            2,929,106
                                                                                    ------------------
                                                                                           34,615,442
                                                                                    ------------------


                 See Accompanying Notes to Financial Statements

                                       6
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                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                    SHARES                VALUE
                                                               ------------------   ------------------
COMMON STOCKS (CONTINUED)
    TELECOMMUNICATIONS EQUIPMENT (8.5%)
      ADVANCED FIBRE COMMUNICATIONS, INC. *                               29,450        $   1,345,497
      AMPHENOL CORP. (CLASS A) *                                          64,800            4,131,000
      COMMSCOPE, INC. *                                                  141,500            6,721,250
      DAVOX CORP. *                                                       47,450            1,209,975
      DIGITAL MICROWAVE CORP. *                                           46,800            1,728,675
      HARMONIC, INC. *                                                    42,300            3,122,269
      POWERWAVE TECHNOLOGIES, INC. *                                      12,750            2,652,797
      PROXIM, INC. *                                                      13,000            1,000,187
      RF MICRO DEVICES, INC. *                                            28,100            2,924,156
      TEKELEC *                                                          132,650            4,642,750
      TUT SYSTEMS, INC. *                                                 43,900            2,107,200
                                                                                    ------------------
                                                                                           31,585,756
                                                                                    ------------------

      TOTAL TECHNOLOGY                                                                    162,584,633
                                                                                    ------------------

  TRANSPORTATION (1.6%)
    AIRLINES
      ATLANTIC COAST AIRLINES HOLDINGS, INC. *                            97,900            2,924,762
      EGL, INC. *                                                        100,800            2,312,100
      EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.                        16,900              722,475
                                                                                    ------------------
                                                                                            5,959,337
                                                                                    ------------------
      TOTAL COMMON STOCKS
      (COST $263,818,734)                                                                 347,615,438
                                                                                    ------------------

CONVERTIBLE PREFERRED STOCK (0.2%)
    TELECOMMUNICATIONS EQUIPMENT
      NANOVATION TECHNOLOGIES, INC. (PRIVATE PLACEMENT) *
      (COST $859,635)                                                     57,309              859,635
                                                                                    ------------------

WARRANT (0.0%)
    HEALTH CARE
      DURA PHARMACEUTICALS (12/31/2002)                                   62,300               19,469
                                                                                    ------------------

REPURCHASE AGREEMENTS (7.4%)
      J.P. MORGAN SECURITIES, INC.
      5.881% DATED 04/28/2000, DUE 05/01/2000
      IN THE AMOUNT OF $18,334,490.
      COLLATERALIZED BY
      U.S. TREASURY BILLS
      0.000% DUE 10/19/2000

                 See Accompanying Notes to Financial Statements

                                       7
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                             CMC SMALL CAP FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                     AMOUNT               VALUE
                                                               ------------------   ------------------
REPURCHASE AGREEMENTS (CONTINUED)
    U.S. TREASURY BONDS
      7.250% TO 12.375%
      DUE 05/15/2004 TO 08/15/2022
    U.S. TREASURY NOTES
      6.625% TO 8.000%
      DUE 05/15/2001 TO 04/30/2002                                $   18,331,537       $   18,331,537
    MERRILL LYNCH
      5.881% DATED 04/28/2000, DUE 05/01/2000
      IN THE AMOUNT OF $8,901,434.
      COLLATERALIZED BY
      U.S. TREASURY STRIPS
      DUE 05/15/2001 TO 08/15/2014                                     8,900,000            8,900,000
                                                                                    ------------------

    TOTAL REPURCHASE AGREEMENTS
      (COST $27,231,537)                                                                   27,231,537
                                                                                    ------------------


TOTAL INVESTMENTS (101.4%)
      (COST $291,909,906)                                                                 375,726,079

OTHER ASSETS LESS LIABILITIES (-1.4%)                                                      (5,218,009)
                                                                                    ------------------

NET ASSETS (100.00%)                                                                   $  370,508,070
                                                                                    ==================

* Non-income producing

                 See Accompanying Notes to Financial Statements


                                       8
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
----------------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                          SHARES              VALUE
                                                                      ----------------   -----------------
COMMON STOCKS (93.5%)
   AUSTRALIA (2.5%)
       AMP LTD. (INSURANCE)                                                 12,750         $   111,596
       BROKEN HILL PROPRIETARY CO., LTD. (MINING)                           19,400             208,743
       FAIRFAX (JOHN) HOLDINGS LTD. (MEDIA/PHOTOGRAPHY)                     67,500             194,965
       POWERTEL LTD. (TELECOMMUNICATION SERVICES) *                        104,800             128,297
       SECURENET LTD. (SOFTWARE/COMPUTER SERVICES) *                        55,000             163,675
       WESTPAC BANKING CORP., LTD. (BANKS)                                  19,000             121,178
       WMC LTD. (MINING)                                                    62,000             257,223
                                                                                      -----------------
                                                                                             1,185,677
                                                                                      -----------------
   BRAZIL (0.5%)
       ARACRUZ CELULOSE SA, ADR (FORESTRY/PAPER)                             9,600             179,400
       CIA DE TECIDOS NORTE DE MINAS SA (HOUSEHOLD
       GOODS/TEXTILES)                                                   1,100,000              75,573
                                                                                      -----------------
                                                                                               254,973
                                                                                      -----------------
   CANADA (4.1%)
       ABITIBI-CONSOLIDATED, INC. (FORESTRY/PAPER)                          28,600             323,320
       ANDERSON EXPLORATION LTD. (OIL/GAS) *                                18,000             287,921
       C-MAC INDS., INC. (INFORMATION TECHNOLOGY HARDWARE) *                 9,500             480,880
       GT GROUP TELECOM, INC. (CLASS B)
       (TELECOMMUNICATION SERVICES) *                                       15,000             194,062
       NORTEL NETWORKS CORP.
       (INFORMATION TECHNOLOGY HARDWARE)                                     3,000             338,944
       PRECISION DRILLING CORP. (OIL/GAS) *                                 10,000             317,887
                                                                                      -----------------
                                                                                             1,943,014
                                                                                      -----------------
   FINLAND (1.3%)
       NOKIA CORP., ADR (INFORMATION TECHNOLOGY HARDWARE)                    3,000             170,625
       SONERA OYJ (TELECOMMUNICATION SERVICES)                               8,000             441,046
                                                                                      -----------------
                                                                                               611,671
                                                                                      -----------------
   FRANCE (7.9%)
       ACCOR SA (LEISURE/ENTERTAINMENT/HOTELS)                               5,000             186,123
       ALCATEL (INFORMATION TECHNOLOGY HARDWARE)                             1,800             418,264
       AXA SA (INSURANCE)                                                    2,100             312,113
       BANQUE NATIONALE DE PARIS (BANKS)                                     3,100             251,132
       CAP GEMINI SA (SOFTWARE/COMPUTER SERVICES)                            2,350             462,551
       COFLEXIP SA, ADR (OIL/GAS)                                            4,400             223,300
       FRANCE TELECOM SA, ADR (TELECOMMUNICATION SERVICES)                   1,700             270,194
       GROUPE DANONE SA (FOOD PRODUCERS/PROCESSORS)                            550             120,536
       LAFARGE SA (CONSTRUCTION/BUILDING MATERIALS)                          3,800             315,457
       LVMH MOET HENNESSY LOUIS VUITTON SA
       (HOUSEHOLD GOODS/TEXTILES)                                              550             231,349
       SCHNEIDER ELECTRIC SA (ENGINEERING/MACHINERY)                         4,200             275,562
       TOTAL FINA ELF SA (CLASS B) (OIL/GAS)                                 2,300             349,802
       VIVENDI (DIVERSIFIED INDUSTRIALS)                                     2,700             267,689
                                                                                      -----------------
                                                                                             3,684,072
                                                                                      -----------------
                 See Accompanying Notes to Financial Statements


                                       9

----------------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                          SHARES              VALUE
                                                                      ----------------   -----------------
COMMON STOCKS (CONTINUED)
   GERMANY (5.5%)
       BAYERISCHE HYPO-UND VEREINSBANK AG (BANKS)                            2,900         $   177,056
       CE CONSUMER ELECTRONIC AG
       (INFORMATION TECHNOLOGY HARDWARE)                                       900             149,673
       DEUTSCHE BANK AG (BANKS)                                              3,200             215,493
       DEUTSCHE TELEKOM AG (TELECOMMUNICATION SERVICES)                      3,800             247,206
       DIREKT ANLAGE BANK AG (SPECIALTY/OTHER FINANCE) *                     3,000             126,436
       DRESDNER BANK AG (BANKS)                                              5,100             210,573
       EM.TV & MERCHANDISING AG (MEDIA/PHOTOGRAPHY)                          3,400             263,352
       EPCOS AG (INFORMATION TECHNOLOGY HARDWARE) *                          3,600             508,478
       MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG
       (INSURANCE)                                                             400             117,551
       SIEMENS AG (ELECTRONIC/ELECTRICAL EQUIPMENT)                          2,620             389,159
       THYSSEN KRUPP AG (ENGINEERING/MACHINERY) *                            9,100             191,554
                                                                                      -----------------
                                                                                             2,596,531
                                                                                      -----------------
   HONG KONG (0.7%)
       ASIA SATELLITE TELECOMMUNICATIONS HOLDINGS LTD.
       (TELECOMMUNICATION SERVICES)                                         12,000              37,514
       ESPRIT HOLDINGS LTD. (GENERAL RETAILERS)                             70,000              74,593
       GIORDANO INTERNATIONAL LTD. (GENERAL RETAILERS)                     100,000             163,693
       I-CABLE COMMUNICATIONS LTD. (MEDIA/PHOTOGRAPHY) *                   116,000              51,008
                                                                                      -----------------
                                                                                               326,808
                                                                                      -----------------
   INDIA (2.1%)
       BHARAT HEAVY ELECTRICALS LTD. (ENGINEERING/MACHINERY)                30,000              68,925
       CASTROL (INDIA) LTD. (CHEMICALS)                                     20,000             138,354
       INDIAN HOTELS CO., LTD. (LEISURE/ENTERTAINMENT/HOTELS)               25,000             134,632
       INFOSYS TECHNOLOGIES LTD. (SOFTWARE/COMPUTER SERVICES)                3,500             649,393
                                                                                      -----------------
                                                                                               991,304
                                                                                      -----------------
   IRELAND (0.4%)
       CRH PLC (CONSTRUCTION/BUILDING MATERIALS)                            10,700             171,509
                                                                                      -----------------

   ITALY (0.8%)
       MEDIASET S.P.A (MEDIA/PHOTOGRAPHY)                                    6,100              99,222
       TELECOM ITALIA S.P.A, ADR (TELECOMMUNICATION SERVICES)                1,750             250,031
                                                                                      -----------------
                                                                                               349,253
                                                                                      -----------------
   JAPAN (31.1%)
       ALPHA SYSTEMS, INC. (SOFTWARE/COMPUTER SERVICES)                      1,100             216,801
       ASAHI BANK LTD., THE (BANKS)                                         90,000             433,046
       BANYU PHARMACEUTICAL CO., LTD. (PHARMACEUTICALS)                     26,000             572,584
       CITIZEN ELECTRONICS CO., LTD.
       (INFORMATION TECHNOLOGY HARDWARE)                                     2,900             364,943
       DAIBIRU CORP. (REAL ESTATE)                                          14,000              96,510

                 See Accompanying Notes to Financial Statements


                                       10

----------------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                          SHARES              VALUE
                                                                      ----------------   -----------------
COMMON STOCKS (CONTINUED)
       DAIMEI TELECOM ENGINEERING CORP.
       (ENGINEERING/MACHINERY)                                              10,000         $    79,762
       DRAKE BEAM MORIN-JAPAN, INC. (SUPPORT SERVICES)                       1,000             244,283
       FANCL CORP. (PERSONAL CARE/HOUSEHOLD PRODUCTS)                        2,210             321,669
       FUJI BANK LTD., THE (BANKS)                                          25,000             208,195
       FUJI MACHINE MANUFACTURING CO., LTD.
       (ENGINEERING/MACHINERY)                                               5,000             347,455
       FUJISAWA PHARMACEUTICAL CO., LTD. (PHARMACEUTICALS)                   4,000             149,901
       FUTURE SYSTEM CONSULTING CORP. (SOFTWARE/
       COMPUTER SERVICES)                                                        1             366,424
       ISETAN CO., LTD. (GENERAL RETAILERS)                                 58,000             536,681
       JAPAN LIFELINE CO., LTD. (HEALTH)                                    12,100             195,935
       JAPAN TELECOM CO., LTD. (TELECOMMUNICATION SERVICES)                      5             254,461
       KATOKICHI CO., LTD. (FOOD PRODUCERS/PROCESSORS)                       3,000              73,007
       KEYENCE CORP. (ELECTRONIC/ELECTRICAL EQUIPMENT)                         330             109,469
       KYOCERA CORP. (INFORMATION TECHNOLOGY HARDWARE)                       2,300             384,569
       MAKINO MILLING MACHINE CO., LTD. (ENGINEERING/
       MACHINERY)                                                           20,000             199,127
       MARUBENI CORP. (CONSTRUCTION/BUILDING MATERIALS)                     75,000             217,217
       MATSUSHITA ELECTRIC INDUSTRIAL CO., LTD. (ELECTRONIC/
       ELECTRICAL EQUIPMENT)                                                 9,000             238,176
       MITSUBISHI ELECTRIC CORP.
       (INFORMATION TECHNOLOGY HARDWARE)                                    30,000             256,219
       MITSUBISHI ESTATE CO., LTD. (REAL ESTATE)                            25,000             281,064
       MITSUI FUDOSAN CO., LTD. (REAL ESTATE)                               28,000             284,478
       MURATA MANUFACTURING CO., LTD.
       (INFORMATION TECHNOLOGY HARDWARE)                                     2,000             388,631
       NEC CORP. (INFORMATION TECHNOLOGY HARDWARE)                          20,000             544,084
       NIKKO SECURITIES CO., LTD. (SPECIALTY/OTHER FINANCE)                 30,000             353,932
       NIPPON KANZAI CO., LTD. (CONSTRUCTION/
       BUILDING MATERIALS)                                                   4,500              85,777
       NIPPON STEEL CORP. (STEEL/OTHER MATERIALS)                          173,000             388,992
       NTT DOCOMO, INC. (TELECOMMUNICATION SERVICES)                            20             668,076
       OBIC CO., LTD. (SOFTWARE/COMPUTER SERVICES)                             300             167,944
       OJI PAPER CO., LTD. (FORESTRY/PAPER)                                 57,000             357,596
       ROHM CO., LTD.  (INFORMATION TECHNOLOGY HARDWARE)                     2,000             669,927
       RYOHIN KEIKAKU CO., LTD. (GENERAL RETAILERS)                          3,000             556,576
       SANWA BANK LTD., THE (BANKS)                                         40,000             386,411
       SEVEN-ELEVEN JAPAN CO., LTD. (GENERAL RETAILERS)                      4,000             492,266
       SHIMAMURA CO., LTD. (GENERAL RETAILERS)                               4,000             582,207
       SONY CORP. (HOUSEHOLD GOODS/TEXTILES)                                 1,000             114,831
       SONY CORP. (NEW) (HOUSEHOLD GOODS/TEXTILES) *                         4,300             497,356
       SUMITOMO BANK LTD., THE (BANKS)                                      10,000             125,010

                 See Accompanying Notes to Financial Statements


                                       11

----------------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                          SHARES              VALUE
                                                                      ----------------   -----------------
COMMON STOCKS (CONTINUED)
       TAISHO PHARMACEUTICAL CO., LTD. (PHARMACEUTICALS)                     7,000         $   234,474
       TAIYO INK MANUFACTURING CO., LTD. (ELECTRONIC/
       ELECTRICAL EQUIPMENT)                                                 1,200              86,609
       THK CO., LTD. (ENGINEERING/MACHINERY)                                 7,000             294,712
       TOYOTA MOTOR CORP. (AUTOMOBILES)                                      8,000             397,514
       TRANS COSMOS, INC. (SOFTWARE/COMPUTER SERVICES)                       1,500             298,413
       TREND MICRO, INC. (SOFTWARE/COMPUTER SERVICES) *                      1,000             149,901
       YAMADA DENKI CO., LTD. (GENERAL RETAILERS)                            2,000             166,556
       YOKOWO CO., LTD. (INFORMATION TECHNOLOGY HARDWARE)                    5,000             140,648
                                                                                      -----------------
                                                                                            14,580,419
                                                                                      -----------------
   KOREA (1.4%)
       KOREA TELECOM CORP., ADR (TELECOMMUNICATION SERVICES)                 4,000             138,000
       POHANG IRON & STEEL CO., LTD., ADR (STEEL/OTHER MATERIALS)           10,200             214,200
       SAMSUNG ELECTRONICS, GDR (INFORMATION
       TECHNOLOGY HARDWARE)                                                  4,000             324,500
                                                                                      -----------------
                                                                                               676,700
                                                                                      -----------------
   MALAYSIA (0.4%)
       STAR CRUISES PLC (LEISURE/ENTERTAINMENT/HOTELS)                      25,000             192,500
                                                                                      -----------------

   NETHERLANDS (6.5%)
       AEGON NV (INSURANCE)                                                  3,000             216,103
       ASM LITHOGRAPHY HOLDING NV (ELECTRONIC/
       (INFORMATION TECHNOLOGY HARDWARE) *                                   8,100             324,000
       EQUANT NV (TELECOMMUNICATION SERVICES) *                              8,700             678,600
       GUCCI GROUP NV (HOUSEHOLD GOODS/TEXTILES)                             3,400             297,925
       HEINEKEN NV (RESTAURANTS/PUBS/BREWERIES)                              5,000             277,932
       ING GROEP NV (INSURANCE)                                              2,800             153,141
       KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC/
       ELECTRICAL EQUIPMENT)                                                 5,100             228,047
       KPNQWEST NV (TELECOMMUNICATION SERVICES) *                            4,700             189,175
       STMICROELECTRONICS NV (INFORMATION TECHNOLOGY
       HARDWARE)                                                             1,200             227,625
       UNITED PAN-EUROPE COMMUNICATIONS NV, ADR
       (MEDIA/PHOTOGRAPHY) *                                                 8,800             321,750
       WORLD ONLINE INTERNATIONAL NV (SOFTWARE/
       COMPUTER SERVICES) *                                                  8,700             117,333
                                                                                      -----------------
                                                                                             3,031,631
                                                                                      -----------------
   PORTUGAL (0.5%)
       PT MULTIMEDIA - SERVICOS DE TELECOMMUNICACOES E
       S.G.P.S. SA (MEDIA/PHOTOGRAPHY) *                                     3,400             237,791
                                                                                      -----------------

   SINGAPORE (1.2%)
       DATACRAFT ASIA LTD. (INFORMATION TECHNOLOGY HARDWARE)                46,400             348,000

                 See Accompanying Notes to Financial Statements


                                       12

----------------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                          SHARES              VALUE
                                                                      ----------------   -----------------
COMMON STOCKS (CONTINUED)
       GES INTERNATIONAL LTD. (INFORMATION
       TECHNOLOGY HARDWARE)                                                180,000         $   221,384
                                                                                      -----------------
                                                                                               569,384
                                                                                      -----------------
   SPAIN (1.9%)
       ACERINOX SA (STEEL/OTHER MATERIALS)                                   5,400             215,529
       BANCO BILBAO VIZCAYA ARGENTARIA, SA (BANKS)                          17,500             239,204
       TELEFONICA SA, ADR (TELECOMMUNICATION SERVICES) *                     6,273             415,586
                                                                                      -----------------
                                                                                               870,319
                                                                                      -----------------
   SWEDEN (1.8%)
       ATLAS COPCO AB (CLASS A) (ENGINEERING/MACHINERY)                      4,800             112,324
       SKANDIA INSURANCE CO., LTD. (INSURANCE)                              14,800             709,193
                                                                                      -----------------
                                                                                               821,517
                                                                                      -----------------
   SWITZERLAND (2.9%)
       ABB LTD. (REGISTERED) (ENGINEERING/MACHINERY)                         3,600             404,888
       JULIUS BAER HOLDING LTD. (BEARER) (BANKS)                                60             210,291
       NESTLE SA (REGISTERED)(FOOD PRODUCERS/PROCESSORS)                       140             247,373
       ROCHE HOLDING AG (GENUSSSHEINE) (PHARMACEUTICALS)                        27             282,637
       ZURICH ALLIED AG (REGISTERED) (INSURANCE)                               500             213,023
                                                                                      -----------------
                                                                                             1,358,212
                                                                                      -----------------
   UNITED KINGDOM (17.0%)
       ARM HOLDINGS PLC (ELECTRONIC/ELECTRICAL EQUIPMENT) *                  9,500              97,370
       BALTIMORE TECHNOLOGIES PLC (SOFTWARE/
       COMPUTER SERVICES) *                                                  2,500             252,833
       BARCLAYS PLC (BANKS)                                                 12,600             323,745
       BILLITON PLC (MINING)                                                52,200             194,813
       BP AMOCO PLC, ADR (OIL/GAS)                                           4,850             247,350
       BPB PLC (CONSTRUCTION/BUILDING MATERIALS)                            25,000             129,096
       BRITISH TELECOMMUNICATIONS PLC
       (TELECOMMUNICATION SERVICES)                                         20,400             367,421
       COLT TELECOM GROUP PLC (TELECOMMUNICATION SERVICES) *                13,800             589,307
       COMPASS GROUP PLC (RESTAURANTS/PUBS/BREWERIES)                       31,800             453,320
       GLAXO WELLCOME PLC (PHARMACEUTICALS)                                  7,300             226,290
       GRANADA GROUP PLC (LEISURE/ENTERTAINMENT/HOTELS)                     38,092             373,136
       HSBC HOLDINGS PLC (BANKS)                                            22,300             248,104
       INVENSYS PLC (ENGINEERING/MACHINERY)                                 59,500             286,300
       JAZZTEL PLC (SOFTWARE/COMPUTER SERVICES) *                            4,200             208,585
       PEARSON PLC (MEDIA/PHOTOGRAPHY)                                      13,000             449,771
       ROYAL BANK OF SCOTLAND GROUP PLC (BANKS)                             16,320             254,482
       SHELL TRANSPORT & TRADING CO. PLC (OIL/GAS)                          11,000              89,937
       SHELL TRANSPORT & TRADING CO., ADR (OIL/GAS)                          6,850             330,512
       SMITHKLINE BEECHAM PLC (PHARMACEUTICALS)                             19,861             273,025
       TELEWEST COMMUNICATIONS PLC (MEDIA/PHOTOGRAPHY) *                    47,200             288,233
       THUS PLC (SOFTWARE/COMPUTER SERVICES) *                              23,300             134,355
       VODAFONE AIRTOUCH PLC (TELECOMMUNICATION SERVICES)                  271,228           1,249,910

                 See Accompanying Notes to Financial Statements


                                       13

----------------------------------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------------------------------------------------------------------------------
April 30, 2000

                                                                          SHARES              VALUE
                                                                      ----------------   -----------------
COMMON STOCKS (CONTINUED)
       WPP GROUP PLC (MEDIA/PHOTOGRAPHY)                                    54,300         $   878,576
                                                                                      -----------------
                                                                                             7,946,471
                                                                                      -----------------
   UNITED STATES (3.0%)
       ASIAINFO HOLDINGS, INC. (SOFTWARE/COMPUTER SERVICES) *                5,000             217,500
       INFONET SERVICES CORP. (CLASS B)
       (TELECOMMUNICATION SERVICES) *                                       11,000             185,625
       NTL, INC. (MEDIA/PHOTOGRAPHY) *                                       5,150             393,975
       OPENTV CORP. (MEDIA/PHOTOGRAPHY) *                                    4,300             352,062
       SCHLUMBERGER LTD. (OIL/GAS)                                           3,100             237,344
       VIA NET.WORKS, INC. (SOFTWARE/COMPUTER SERVICES) *                    1,200              23,925
                                                                                      -----------------
                                                                                             1,410,431
                                                                                      -----------------
       TOTAL COMMON STOCKS
       (COST $38,487,116)                                                                   43,810,187
                                                                                      -----------------

PREFERRED STOCK (0.7%)
   GERMANY
       SAP AG-SYSTEMS, APPLICATIONS AND PRODUCTS IN DATA
       PROCESSING (SOFTWARE/COMPUTER SERVICES)
       (COST $365,852)                                                         565             333,885
                                                                                      -----------------

REPURCHASE AGREEMENT (4.3%)
   J.P. MORGAN SECURITIES, INC.
       5.881% DATED 04/28/2000, DUE 05/01/2000
       IN THE AMOUNT OF $2,031,384.
       COLLATERALIZED BY
       U.S. TREASURY BILLS
       0.000% DUE 10/19/2000
       U.S. TREASURY BONDS
       7.250% TO 12.375%
       DUE 05/15/2004 TO 08/15/2022
       U.S. TREASURY NOTES
       6.625% TO 8.000%
       DUE 05/15/2001 TO 04/30/2002
          (COST $2,031,057)                                           $  2,031,057           2,031,057
                                                                                      -----------------

TOTAL INVESTMENTS (98.5%)
   (COST $40,884,025)                                                                       46,175,129

OTHER ASSETS LESS LIABILITIES (1.5%)                                                           703,495
                                                                                      -----------------

NET ASSETS (100.0%)                                                                   $     46,878,624
                                                                                      =================

* Non-income producing

                 See Accompanying Notes to Financial Statements

---------------------------------------------------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
April 30, 2000
(Unaudited)
                                                                                    CMC Small       CMC International
                                                                                    Cap Fund            Stock Fund
                                                                                -----------------   -----------------
ASSETS:
  Investments at identified cost ........................................       $    291,909,906    $     40,884,025
  Investments at identified cost - federal income tax purposes ..........       $    293,247,112    $     41,153,401
                                                                                -----------------   -----------------
  Investments at value...................................................       $    375,726,079    $     46,175,129
  Cash...................................................................                      -              92,851
  Receivable for:
    Investments sold.....................................................              5,291,932             770,860
    Interest.............................................................                 97,763              16,690
    Dividends............................................................                 23,681              82,613
                                                                                -----------------   -----------------
  Total assets...........................................................            381,139,455          47,138,143

LIABILITIES:                                                                    -----------------   -----------------
  Payable for:
    Capital stock redeemed...............................................              7,666,841                   -
    Investments purchased................................................              2,694,702             148,402
    Investment management fee ...........................................                235,249              30,141
    Accrued expenses ....................................................                 34,593              40,604
    Foreign capital gains tax............................................                      -              40,372
                                                                                -----------------   -----------------
   Total liabilities.....................................................             10,631,385             259,519
                                                                                -----------------   -----------------
NET ASSETS...............................................................       $    370,508,070    $     46,878,624
                                                                                =================   =================
NET ASSETS consist of:
    Paid-in capital......................................................       $    183,595,292    $     37,414,803
    Undistributed net realized gain (loss) from:
    Investment transactions................................................            104,033,958           4,250,522
        Foreign currency transactions....................................                      -             (13,148)
    Unrealized appreciation (depreciation) on:
      Investments........................................................             83,816,173           5,250,732
      Translation of other assets and liabilities in foreign currencies..                      -             (10,252)
    Undistributed net investment loss......................................               (937,353)            (14,033)
                                                                                -----------------   -----------------
NET ASSETS...............................................................       $    370,508,070    $     46,878,624
                                                                                =================   =================
Shares of capital stock outstanding......................................             20,001,207           2,447,330
                                                                                =================   =================
Net asset value, offering and
   redemption price per share............................................       $          18.52    $          19.16
                                                                                =================   =================

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

For the six months ended April 30, 2000
(Unaudited)
                                                                                       CMC                 CMC
                                                                                      Small           International
                                                                                     Cap Fund           Stock Fund
                                                                                -----------------   -----------------
INVESTMENT INCOME:
   Income:
       Interest........................................................         $        477,086    $        116,713
       Dividends.......................................................                  127,918             134,741
       Foreign withholding tax on dividend income .....................                        -             (13,966)
                                                                                -----------------   -----------------
           Total income................................................                  605,004             237,488
                                                                                -----------------   -----------------
     Expenses:
       Investment management fees .....................................                1,473,476             178,207
       Custodian fees..................................................                   30,585              32,414
       Legal, insurance and audit fees.................................                   18,829              18,356
       Transfer agent fees.............................................                    9,000               9,000
       Trustees' fees..................................................                    6,883                 845
       Other expenses .................................................                    3,584              12,699
                                                                                -----------------   -----------------
           Total expenses..............................................                1,542,357             251,521
                                                                                -----------------   -----------------
   Net investment loss.................................................                 (937,353)            (14,033)
                                                                                -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain(loss) from:
       Investment transactions.........................................              104,033,958           4,250,522
       Foreignncurrency transactions...................................                        -             (13,148)
                                                                                -----------------   -----------------
          Net realized gain ...........................................              104,033,958           4,237,374
                                                                                -----------------   -----------------
   Change in net unrealized appreciation or depreciation on:
       Investments.....................................................               32,922,634            (205,840)
       Translation of other assets and liabilities in foreign currencies                       -              (2,586)
                                                                                -----------------   -----------------
         Change in net unrealized appreciation or depreciation...........               32,922,634            (208,426)
                                                                                -----------------   -----------------
   Net realized and unrealized gain on investments.....................              136,956,592           4,028,948
                                                                                -----------------   -----------------
NET INCREASE RESULTING FROM OPERATIONS...................................       $    136,019,239    $      4,014,915
                                                                                =================   =================





                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      CMC Small                          CMC International
                                                                      Cap Fund                               Stock Fund
                                                        ---------------------------------     ---------------------------------
                                                           Six Months                            Six Months
                                                             Ended           Year Ended            Ended           Year Ended
                                                         April 30, 2000     October 31,        April 30, 2000     October 31,
                                                          (Unaudited)           1999            (Unaudited)          1999
                                                        ---------------   ---------------     ---------------   ---------------
Operations:
     Net investment loss............................    $     (937,353)   $     (781,558)     $      (14,033)   $      (26,956)
     Net realized gain (loss) from:
     Investment transactions........................       104,033,958        33,791,649           4,250,522         2,975,930
     Foreign currency transactions..................                 -                 -             (13,148)         (110,239)
     Change in net unrealized appreciation or
       depreciation on:
     Investments....................................        32,922,634        37,005,516            (205,840)        3,545,846
     Translation of other assets and liabilities
     in foreign currencies..........................                 -                 -              (2,586)           (9,281)
                                                        ---------------   ---------------     ---------------   ---------------

     Net increase resulting from operations.........       136,019,239        70,015,607           4,014,915         6,375,300

Distributions to shareholders:
     From net realized gain from
          investment transactions...................       (31,228,390)         (383,387)         (2,822,061)           (3,136)

Net capital share transactions......................        25,588,458       (97,292,620)         15,194,122         8,742,456
                                                        ---------------   ---------------     ---------------   ---------------

Net increase (decrease) in net assets...............       130,379,307       (27,660,400)         16,386,976        15,114,620

NET ASSETS:
     Beginning of period ...........................       240,128,763       267,789,163          30,491,648        15,377,028
                                                        ---------------   ---------------     ---------------   ---------------

     End of period .................................    $  370,508,070    $  240,128,763      $   46,878,624    $   30,491,648
                                                        ===============   ===============     ===============   ===============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.  Significant accounting policies:

CMC Small Cap Fund and CMC International Stock Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust has established two other portfolios, CMC High Yield Fund and CMC Short Term Bond Fund, which are not included in these financial statements. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Funds for the preparation of their financial statements in conformity with generally accepted accounting principles.

Investment valuation. Portfolio securities are valued based on the last sales prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Investment securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment income and expenses. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums or accretion of discounts. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

Forward currency exchange contracts. The CMC International Stock Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the US dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. During the six months ending April 30, 2000, the Fund did not enter into any such forward currency contracts.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.       Significant accounting policies, continued:

Foreign currency translations. The books and records of the CMC International Stock Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into US dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The CMC International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared and paid annually. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees.

Federal income taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales and passive foreign investment companies.

Foreign capital gains taxes. Realized gains in certain countries may be subject to foreign taxes at the Fund level, rates ranging from approximately 10% to 30%. The Funds' provides for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
2.  Investment transactions:
Aggregate purchases, sales and maturities, net realized gain and net unrealized appreciation of investments, excluding short-term investments, as of and for the six months ended April 30, 2000, were as follows:

                                                                         CMC Small        CMC International
                                                                         Cap Fund            Stock Fund
                                                                    ------------------   ------------------
Purchases:
  Investment securities other than U.S. Government obligations....  $     335,515,487    $      32,991,248
                                                                    ==================   ==================
Sales and Maturities:
  Investment securities other than U.S. Government obligations....  $     356,239,870    $      18,075,623
                                                                    ==================   ==================
Net Realized Gain:
  Investment securities other than U.S. Government obligations....  $     104,033,958    $       4,250,522
                                                                    ==================   ==================
Unrealized Appreciation (Depreciation) for
  federal income tax purposes:
  Appreciation....................................................  $     101,065,716    $       8,728,503
  Depreciation....................................................        (18,586,749)          (3,686,093)
                                                                    ------------------   ------------------
    Net unrealized appreciation ..................................  $      82,478,967    $       5,042,410
                                                                    ==================   ==================

3.  Capital Stock:

At April 30, 2000, each Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                               CMC Small Cap Fund                         CMC International Stock Fund
                                             -----------------------------------------   --------------------------------------
                                                 Six Months               Year              Six Months              Year
                                                   Ended                  Ended                Ended                Ended
                                               April 30, 2000       October 31, 1999      April 30, 2000       October 31, 1999
                                             -------------------    ------------------   ------------------    ----------------
  Shares:
     Shares sold.........................             5,045,656             1,948,298            1,157,314             869,316
     Shares issued for reinvestment
       of dividends......................             1,829,474                28,298              132,493                 181
     Shares issued for share split *.....                     -            13,253,670                    -                   -
                                             -------------------    ------------------   ------------------    ----------------
                                                      6,875,130            15,230,266            1,289,807             869,497
     Less shares redeemed................            (4,542,852)           (4,284,571)            (549,837)           (388,425)
                                             -------------------    ------------------   ------------------    ----------------

     Net increase in shares                           2,332,278            10,945,695              739,970             481,072
                                             ===================    ==================   ==================    ================
  * 4 for 1 stock split effective September 1, 1999

  Amounts:
     Sales...............................    $       84,726,057     $      69,448,331    $      23,578,822     $    14,220,602
     Reinvestment of dividends...........            31,229,115               384,566            2,822,061               3,243
                                             -------------------    ------------------   ------------------    ----------------
                                                    115,955,172            69,832,897           26,400,883          14,223,845
     Less redemptions....................           (90,366,714)         (167,125,517)         (11,206,761)         (5,481,389)
                                             -------------------    ------------------   ------------------    ----------------

     Net increase (decrease).............    $       25,588,458     $     (97,292,620)   $      15,194,122     $     8,742,456
                                             ===================    ==================   ==================    ================

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

4. Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on each Fund's statement of operations.

The investment adviser of the Funds is Columbia Management Co. (CMC). CMC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid by each Fund monthly to CMC. The Funds' fees are based on an annual rate of 0.75 of 1% of average daily net assets.

Trustees' fees and expenses were paid directly by each Fund to trustees having no affiliation with the Funds other than their capacity as trustees. Other officers and trustees received no compensation from the Funds.

The transfer agent for the Funds is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly owned subsidiary of Fleet. CTC is compensated based on a per account fee or a minimum of $1,500 per month.

The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees.

                               CMC HIGH YIELD FUND

                          A Portfolio of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2000
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
                 (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                         Year Ended October 31,
                                                        April 30, 2000    -------------------------------------------------------
                                                        (Unaudited) (1)     1999       1998        1997       1996        1995
                                                       ----------------   ---------  ---------   ---------  ----------  ---------
Net asset value, beginning of period...............             $8.54       $8.95      $9.21       $8.99       $9.06      $8.62
                                                       ----------------   ---------  ---------   ---------  ----------  ---------
Income from investment operations:
     Net investment income.........................              0.37        0.74       0.76        0.80        0.81       0.83
     Net realized and unrealized gains (losses)
       on investments..............................             (0.20)      (0.41)     (0.21)       0.32        0.03       0.53
                                                       ----------------   ---------  ---------   ---------  ----------  ---------
              Total from investment operations.....              0.17        0.33       0.55        1.12        0.84       1.36
                                                       ----------------   ---------  ---------   ---------  ----------  ---------
Less distributions:
      Dividends from net investment income.........              (0.37)      (0.74)     (0.76)      (0.80)      (0.81)     (0.83)
      Distributions from net capital gains.........                  -       (0.00)*    (0.05)      (0.10)      (0.10)     (0.09)
                                                       ----------------   ---------  ---------   ---------  ----------  ---------
              Total distributions..................              (0.37)      (0.74)     (0.81)      (0.90)      (0.91)     (0.92)
                                                       ----------------   ---------  ---------   ---------  ----------  ---------
Net asset value, end of period.....................              $8.34       $8.54      $8.95       $9.21       $8.99      $9.06
                                                       ================   =========  =========   =========  ==========  =========

Total return.......................................               1.95% (2)   3.75%      6.00%      12.90%       9.61%     16.49%

Ratios/Supplemental data
Net assets, end of period (in thousands)...........           $328,942    $271,551   $263,912    $119,196     $69,614    $42,192
Ratio of expenses to average net assets............              0.43%       0.43%      0.45%       0.45%       0.50%      0.54%
Ratio of net income to average net assets..........              8.65%       8.39%      8.28%       8.60%       8.90%      9.36%
Portfolio turnover rate............................                56%         62%        71%         69%         56%        46%

* Amount represents less than $0.01 per share.

(1)  Ratios and portfolio turnover rates are annualized
(2)  Not annualized.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000

                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (95.1%)
INDUSTRIAL (76.3%)
  BASIC INDUSTRY & MANUFACTURING (10.6%)
     FOREST PRODUCTS (2.2%)
       BUCKEYE TECHNOLOGIES, INC.
        SENIOR SUBORDINATED NOTES
           8.500% 12/15/2005                                 $   5,975,000    $   5,691,188
       STONE CONTAINER CORP.
        SENIOR NOTES
           11.500% 10/01/2004                                    1,600,000        1,620,000
                                                                              --------------
                                                                                  7,311,188
                                                                              --------------
     MANUFACTURING (7.7%)
       BALL CORP.
        SENIOR NOTES
           7.750% 08/01/2006                                     2,450,000        2,315,250
       BALL CORP.
        SENIOR SUBORDINATED NOTES
           8.250% 08/01/2008                                     3,740,000        3,524,950
       OWENS-ILLINOIS, INC.
        SENIOR NOTES
           7.850% 05/15/2004                                     2,000,000        1,935,860
           7.150% 05/15/2005                                     4,000,000        3,652,680
       PRECISION CASTPARTS CORP. (144A)
        SENIOR NOTES
           8.750% 03/15/2005                                     5,500,000        5,479,375
       SILGAN HOLDINGS, INC.
        SENIOR SUBORDINATED DEBENTURES
           9.000% 06/01/2009                                     2,715,000        2,552,100
       WESTPOINT STEVENS, INC.
        SENIOR NOTES
           7.875% 06/15/2005                                     6,950,000        5,699,000
                                                                              --------------
                                                                                 25,159,215
                                                                              --------------
     METALS/MINING (0.7%)
       RYERSON TULL, INC.
        NOTES
           8.500% 07/15/2001                                     2,250,000        2,264,753
                                                                              --------------

     TOTAL BASIC INDUSTRY & MANUFACTURING                                        34,735,156
                                                                              --------------

                 See Accompanying Notes to Financial Statements


                                       2

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
  BUSINESS & CONSUMER SERVICES (25.8%)
     SERVICES & PUBLISHING (7.9%)
       ALLIED WASTE NORTH AMERICA, INC.
        SENIOR NOTES, SERIES B
           7.625% 01/01/2006                                 $   2,800,000    $   2,170,000
       IRON MOUNTAIN, INC.
        SENIOR SUBORDINATED NOTES
          10.125% 10/01/2006                                     3,500,000        3,421,250
       PIERCE LEAHY CORP.
        SENIOR SUBORDINATED NOTES
          11.125% 07/15/2006                                     3,112,000        3,197,580
       UNITED RENTALS, INC.
        SENIOR SUBORDINATED NOTES, SERIES B
           9.500% 06/01/2008                                     4,000,000        3,650,000
           8.800% 08/15/2008                                     3,000,000        2,625,000
       UNITED STATIONERS SUPPLY CO.
        SENIOR SUBORDINATED NOTES
          12.750% 05/01/2005                                     1,000,000        1,065,000
           8.375% 04/15/2008                                     5,065,000        4,583,825
       USA WASTE SERVICES, INC.
        NOTES
           6.125% 07/15/2001                                     5,500,000        5,260,695
                                                                              --------------
                                                                                 25,973,350
                                                                              --------------
     ENTERTAINMENT & MEDIA (17.9%)
       CENTURY COMMUNICATIONS CORP.
        SENIOR DISCOUNT NOTES
           0.000% 03/15/2003                                     6,985,000        5,099,050
       CHARTER COMMUNICATIONS HOLDINGS LLC/CHARTER
        COMMUNICATIONS HOLDINGS CAPITAL CORP. (144A)
        SENIOR NOTES
          10.000% 04/01/2009                                     6,450,000        6,192,000
       CSC HOLDINGS, INC.
        SENIOR SUBORDINATED NOTES
           9.250% 11/01/2005                                     1,200,000        1,203,000
       CSC HOLDINGS, INC.
        SENIOR DEBENTURES, SERIES B
           8.125% 08/15/2009                                     5,000,000        4,781,000
       FOX/LIBERTY NETWORKS L.L.C.
        SENIOR NOTES
           8.875% 08/15/2007                                     5,975,000        5,975,000

                 See Accompanying Notes to Financial Statements


                                       3

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
       HERITAGE MEDIA CORP.
        SENIOR SUBORDINATED NOTES
           8.750% 02/15/2006                                    2,250,000     $   2,233,125
       LAMAR MEDIA CORP.
        SENIOR SUBORDINATED NOTES
           9.625% 12/01/2006                                    6,660,000         6,610,050
       LENFEST COMMUNICATIONS, INC.
        SENIOR NOTES
           8.375% 11/01/2005                                    6,200,000         6,205,952
       OUTDOOR SYSTEMS, INC.
        SENIOR SUBORDINATED NOTES
           9.375% 10/15/2006                                    5,990,000         6,184,675
       PRIMEDIA, INC.
        SENIOR NOTES
          10.250 06/01/2004                                     2,600,000         2,678,000
       ROGERS CABLESYSTEMS LTD.
        SENIOR SECURED SECOND PRIORITY DEBENTURES
          10.000% 12/01/07                                      1,000,000         1,045,000
       ROGERS COMMUNICATIONS, INC.
        SENIOR NOTES
           8.875% 07/15/2007                                    5,000,000         4,850,000
       SHAW COMMUNICATIONS, INC.
        SENIOR NOTES
           8.250% 04/11/2010                                    6,000,000         5,848,920
                                                                             ---------------
                                                                                 58,905,772
                                                                             ---------------

     TOTAL BUSINESS & CONSUMER SERVICES                                          84,879,122
                                                                             ---------------

  CONSUMER CYCLICAL (18.3%)
     AUTO & AUTO PARTS (5.2%)
       AMERICAN AXLE & MANUFACTURING, INC.
        SENIOR SUBORDINATED NOTES
           9.750% 03/01/2009                                    7,000,000         6,685,000
       HAYES WHEELS INTERNATIONAL, INC.
        SENIOR SUBORDINATED NOTES, SERIES B
           9.125% 07/15/2007                                    4,465,000         4,085,475
       LEAR CORP.
        SENIOR NOTES, SERIES B
           7.960% 05/15/2005                                    6,800,000         6,298,500
                                                                             ---------------
                                                                                 17,068,975
                                                                             ---------------
                 See Accompanying Notes to Financial Statements


                                       4

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
     HOTELS & GAMING (6.7%)
       HARRAHS OPERATING, INC.
        SENIOR SUBORDINATED NOTES
           7.875% 12/15/2005                                 $   5,700,000    $   5,301,000
       HILTON HOTELS CORP.
        SENIOR NOTES
           7.000% 07/15/2004                                     1,700,000        1,555,381
       INTERNATIONAL GAME TECHNOLOGY
        SENIOR NOTES
           7.875% 05/15/2004                                     6,950,000        6,567,750
       PARK PLACE ENTERTAINMENT CORP.
        NOTES
           7.950% 08/01/2003                                     2,500,000        2,425,632
       PARK PLACE ENTERTAINMENT CORP. (144A)
        SENIOR SUBORDINATED NOTES
           9.375% 02/15/2007                                     1,000,000          990,000
       STATION CASINOS, INC.
        SENIOR SUBORDINATED NOTES
          10.125% 03/15/2006                                       500,000          510,000
           9.750% 04/15/2007                                     4,700,000        4,688,250
                                                                              --------------
                                                                                 22,038,013
                                                                              --------------
     HOUSING RELATED/REAL ESTATE (2.7%)
       COLONIAL REALTY L.P.
        MEDIUM TERM NOTES
           7.160% 01/17/2003                                     2,425,000        2,321,986
           7.050% 12/15/2003                                     2,000,000        1,880,060
       HEALTH CARE PROPERTY INVESTORS, INC.
        NOTES
           6.875% 06/08/2005                                     2,675,000        2,331,423
       WEBB (DEL) CORP.
        SENIOR SUBORDINATED DEBENTURES
           9.000% 02/15/2006                                     2,990,000        2,481,700
                                                                              --------------
                                                                                  9,015,169
                                                                              --------------
     RETAIL (2.1%)
       FLOORING AMERICA, INC.
        SENIOR SUBORDINATED NOTES, SERIES B
          12.750% 10/15/2002 *                                   2,293,000        1,605,100
       ZALE CORP.
        SENIOR NOTES, SERIES B
           8.500% 10/01/2007                                     5,650,000        5,395,750
                                                                              --------------
                                                                                  7,000,850
                                                                              --------------
                 See Accompanying Notes to Financial Statements


                                       5

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
     OTHER (1.6%)
       TRICON GLOBAL RESTAURANTS, INC.
        SENIOR NOTES
           7.450% 05/15/2005                                 $   5,450,000    $   5,150,250
                                                                              --------------

     TOTAL CONSUMER CYCLICAL                                                     60,273,257
                                                                              --------------

  CONSUMER STAPLES (7.4%)
     HEALTH CARE (5.7%)
       CONMED CORP.
        SENIOR SUBORDINATED NOTES
           9.000% 03/15/2008                                     4,860,000        4,422,600
       HEALTHSOUTH CORP.
        SENIOR SUBORDINATED NOTES
           9.500% 04/01/2001                                     6,843,000        6,748,909
       TENET HEALTHCARE CORP.
        SENIOR NOTES
           8.625% 12/01/2003                                     2,250,000        2,216,250
           8.000% 01/15/2005                                     3,000,000        2,865,000
       TENET HEALTHCARE CORP.
        SENIOR SUBORDINATED NOTES, SERIES B
           8.125% 12/01/2008                                     2,500,000        2,306,250
                                                                              --------------
                                                                                 18,559,009
                                                                              --------------
     HOUSEHOLD PRODUCTS (1.7%)
       THE SCOTTS CO. (144A)
        SENIOR SUBORDINATED NOTES
           8.625% 01/15/2009                                     5,950,000        5,652,500
                                                                              --------------

     TOTAL CONSUMER STAPLES                                                      24,211,509
                                                                              --------------

  ENERGY (8.4%)
       GULF CANADA RESOURCES LTD.
        SENIOR SUBORDINATED DEBENTURES
           9.625% 07/01/2005                                     5,750,000        5,836,250
       NEWPARK RESOURCES, INC.
        SENIOR SUBORDINATED NOTES, SERIES B
           8.625% 12/15/2007                                     6,630,000        5,685,225
       PRIDE INTERNATIONAL, INC.
        SENIOR NOTES
          10.000% 06/01/2009                                     3,975,000        3,984,938

                 See Accompanying Notes to Financial Statements

                                       6

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
       R&B FALCON CORP.
        SENIOR NOTES, SERIES B
           6.500% 04/15/2003                                 $   1,500,000    $   1,365,000
       RBF FINANCE CO.
        SENIOR SECURED NOTES
          11.000% 03/15/2006                                     2,000,000        2,090,000
       SANTA FE SNYDER CORP.
        SENIOR NOTES
           8.050% 06/15/2004                                     6,000,000        5,782,500
       VINTAGE PETROLEUM, INC.
        SENIOR SUBORDINATED NOTES
           9.750% 06/30/2009                                     3,000,000        3,015,000
                                                                              --------------

     TOTAL ENERGY                                                                27,758,913
                                                                              --------------

  TECHNOLOGY (1.8%)
       UNISYS CORP.
        SENIOR NOTES
          11.750% 10/15/2004                                     5,550,000        5,994,000
                                                                              --------------

  TRANSPORTATION (4.0%)
     AIR (1.4%)
       DELTA AIR LINES, INC.
        MEDIUM TERM NOTES, SERIES C
           6.650% 03/15/2004                                     5,000,000        4,657,350
                                                                              --------------

     OTHER (2.6%)
       ALLIED HOLDING, INC.
        SENIOR NOTES, SERIES B
           8.625% 10/01/2007                                     3,500,000        3,097,500
       TEEKAY SHIPPING CORP.
        GTD. 1ST PFD. SHIP. MTG. NOTES
           8.320% 02/01/2008                                     5,775,000        5,284,125
                                                                              --------------
                                                                                  8,381,625
                                                                              --------------

     TOTAL TRANSPORTATION                                                        13,038,975
                                                                              --------------

     TOTAL INDUSTRIAL                                                           250,890,932
                                                                              --------------

                 See Accompanying Notes to Financial Statements


                                       7

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
 UTILITIES (18.4%)
  ELECTRIC (5.5%)
       AES CORP.
        SENIOR SUBORDINATED NOTES
          10.250% 07/15/2006                                 $   4,700,000    $   4,617,750
       CALPINE CORP.
        SENIOR NOTES
           7.625% 04/15/2006                                     3,500,000        3,295,145
          10.500% 05/15/2006                                     1,000,000        1,052,500
           8.750% 07/15/2007                                     2,500,000        2,464,175
       CMS ENERGY X-TRAS (144A)
        PASS THRU TRUST I
        SENIOR UNSECURED NOTES
           7.000% 01/15/2005                                     7,235,000        6,562,000
                                                                              --------------
                                                                                 17,991,570
                                                                              --------------
  TELECOMMUNICATIONS (12.9%)
       CROWN CASTLE INTERNATIONAL CORP.
        SENIOR NOTES
           9.000% 05/15/2011                                     4,500,000        4,185,000
           9.500%  08/01/2011                                    2,000,000        1,910,000
       FLAG LTD.
        SENIOR NOTES
           8.250% 01/30/2008                                     5,710,000        5,081,900
       LEVEL 3 COMMUNICATIONS, INC.
        SENIOR NOTES
           9.125% 05/01/2008                                     5,465,000        4,740,887
       LEVEL 3 COMMUNICATIONS, INC.
        SENIOR DISCOUNT NOTES
           0.000% TO 12/01/2003 THEN 10.500% TO 12/01/2008       3,700,000        2,109,000
       MCLEODUSA, INC.
        SENIOR NOTES
           9.250% 07/15/2007                                     3,000,000        2,880,000
           9.500% 11/01/2008                                     4,000,000        3,880,000
       METROMEDIA FIBER NETWORK, INC.
        SENIOR NOTES, SERIES B
          10.000% 11/15/2008                                     6,600,000        6,319,500
       NEXTLINK COMMUNICATIONS, INC.
        SENIOR DISCOUNT NOTES
           0.000% TO 04/15/03 THEN 9.450% TO 04/15/08            3,450,000        2,104,500

                 See Accompanying Notes to Financial Statements

                                       8

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
       NEXTLINK COMMUNICATIONS, INC.
        SENIOR NOTES
          10.750% 11/15/2008                                 $   4,500,000    $   4,410,000
       QWEST COMMUNICATIONS INTERNATIONAL, INC.
        SENIOR DISCOUNT NOTES
           0.000% TO 10/15/2002 THEN 9.470% TO 10/15/2007        6,000,000        4,830,000
                                                                              --------------
                                                                                 42,450,787
                                                                              --------------
     TOTAL UTILITIES                                                             60,442,357
                                                                              --------------
 YANKEE (0.4%)
       UNITED MEXICAN STATES
        NOTES
           9.875% 02/01/2010                                     1,500,000        1,545,000
                                                                              --------------
     TOTAL CORPORATE BONDS
     (COST $329,502,724)                                                        312,878,289
                                                                              --------------

REPURCHASE AGREEMENT (4.1%)
     J.P. MORGAN SECURITIES, INC.
     5.881% DATED 04/28/2000,
     DUE 05/01/2000 IN THE
     AMOUNT OF $13,367,292.
     COLLATERALIZED BY
     U.S. TREASURY BILLS
     DUE 10/19/2000
     U.S. TREASURY BONDS
     7.250% TO 12.375%
     DUE 05/15/2004 TO 08/15/2022
     U.S TREASURY NOTES
     6.625% TO 8.000%
     DUE 05/15/2001 TO 04/30/2002
     (COST $13,365,139)                                         13,365,139       13,365,139
                                                                              --------------

TOTAL INVESTMENTS (99.2%)
     (COST $342,867,863)                                                        326,243,428

OTHER ASSETS LESS LIABILITIES (0.8%)                                              2,698,754
                                                                              --------------

NET ASSETS (100.0%)                                                           $ 328,942,182
                                                                              ==============

* Flooring America, Inc., filed a bankruptcy petition for reorganization on June 15, 2000. Effective on that date, interest is not being accrued.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 2000
(Unaudited)

ASSETS:
  Investments at identified cost .................................   $    342,867,863
  Investments at identified cost - federal income tax purposes....   $    342,928,826
------------------------------------------------------------------   -----------------

  Investments at value ...........................................   $    326,243,428
  Receivable for:
    Interest......................................................          7,914,399
                                                                     -----------------
  Total assets....................................................        334,157,827
                                                                     -----------------

LIABILITIES:
  Payable for:
    Investments purchased.........................................          4,860,000
    Dividends.....................................................            234,188
    Investment management fee.....................................            103,710
    Accrued expenses .............................................             17,747
                                                                     -----------------
  Total liabilities...............................................          5,215,645
                                                                     -----------------

NET ASSETS .......................................................   $    328,942,182
                                                                     =================

NET ASSETS consist of:
    Paid-in capital ..............................................   $    356,576,229
    Unrealized depreciation on investments........................        (16,624,435)
    Accumulated net realized loss from investment transactions....        (11,009,612)
                                                                     -----------------

NET ASSETS .......................................................   $    328,942,182
                                                                     =================

Shares of capital stock outstanding ..............................         39,431,367
                                                                     =================

Net asset value, offering and
   redemption price per share ....................................   $           8.34
                                                                     =================



                 See Accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------
For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

     Interest income ......................................................    $     13,115,410
                                                                               -----------------

     Expenses:
         Investment management fees........................................             577,876
         Legal, insurance and audit fees...................................              15,459
         Transfer agent fees...............................................               9,000
         Custodian fees....................................................               7,800
         Trustees' fees....................................................               4,655
         Other expenses ...................................................               3,618
                                                                               -----------------
             Total expenses................................................             618,408
                                                                               -----------------

     Net investment income ................................................          12,497,002
                                                                               -----------------

NET REALIZED AND UNREALIZED LOSS
     ON INVESTMENTS:
     Net realized loss from investment transactions........................          (2,789,019)

     Change in net unrealized appreciation or depreciation on investments..          (4,120,081)
                                                                               -----------------

     Net realized and unrealized loss on investments.......................          (6,909,100)
                                                                               -----------------

NET INCREASE RESULTING FROM OPERATIONS.....................................    $      5,587,902
                                                                               =================





                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                    Six Months Ended
                                                                     April 30, 2000        Year Ended
                                                                       (Unaudited)       October 31, 1999
                                                                    -----------------   -----------------
Operations:
      Net investment income .....................................    $    12,497,002    $    23,728,765
      Net realized loss from investment transactions ............         (2,789,019)        (8,196,069)
      Change in net unrealized appreciation or depreciation
         on investments..........................................         (4,120,081)        (5,232,093)
                                                                     ----------------   ----------------

      Net increase resulting from operations.....................          5,587,902         10,300,603

Distributions to shareholders:
      From net investment income.................................        (12,497,002)       (23,728,765)
      From net realized gain from investment transactions........                  -            (66,855)

Net capital share transactions...................................         64,300,702         21,134,041
                                                                     ----------------   ----------------

Net increase in net assets.......................................         57,391,602          7,639,024

NET ASSETS:
      Beginning of period .......................................        271,550,580        263,911,556
                                                                     ----------------   ----------------

      End of period.............................................     $   328,942,182    $   271,550,580
                                                                     ================   ================





                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.  Significant accounting policies:

CMC High Yield Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust has established three other portfolios, CMC Small Cap Fund, CMC International Stock Fund and CMC Short Term Bond Fund, which are not included in this financial statement. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Fund for the preparation of its financial statements in conformity with generally accepted accounting principles.

Investment valuation. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Trustees. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Investment securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Fund may engage in repurchase agreement transactions. The Fund, through the custodian, receives delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment income and expenses. Interest income is recorded on the accrual basis and includes amortization of premiums or accretion of discounts. Expenses are recorded on the accrual basis and the Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains by the Fund may be made at the discretion of the Board of Trustees.

Federal income taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.       Significant accounting policies, continued:

As of October 31, 1999, the Fund had $8,196,069 in capital loss carryovers available to offset future capital gains. These capital loss carryovers expire in the year 2007. To the extent that the capital loss carryovers are used to offset any capital gains, it is unlikely that the gains so offset will be distributed to shareholders.

Other. The Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claim of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. As of April 30, 2000, 100% of the Fund's portfolio (less short term investments) was invested in securities rated Baa (14%), Ba (48%), B (37%), or Caa (1%), by Moody's Investor Services, Inc.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
2.  Investment transactions:
Aggregate purchases, sales and maturities, net realized loss and net unrealized depreciation on investments, excluding short-term investments, as of and for the six months ended April 30, 2000 were as follows:

Purchases:
   Investment securities other than U.S. Government obligations.....    $      117,861,128
   U.S. Government obligations......................................             8,944,710
                                                                        -------------------
        Total purchases.............................................    $      126,805,838
                                                                        ===================

Sales and Maturities:
   Investment securities other than U.S. Government obligations.....    $        8,961,930
   U.S. Government obligations......................................            60,334,327
                                                                        -------------------
        Total sales and maturities..................................    $       69,296,257
                                                                        ===================

Net Realized Loss:
   Investment securities other than U.S. Government obligations.....    $           17,220
   U.S. Government obligations......................................            (2,806,238)
                                                                        -------------------
        Total net realized loss ....................................    $       (2,789,018)
                                                                        ===================

Unrealized Appreciation (Depreciation) for
  federal income tax purposes:
  Appreciation......................................................    $          279,213
  Depreciation......................................................           (16,964,611)
                                                                        -------------------
    Net unrealized depreciation.....................................    $      (16,685,398)
                                                                        ===================

3.  Capital Stock:

At April 30, 2000, there were 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                                    Six Months               Year
                                                                      Ended                 Ended
                                                                  April 30, 2000       October 31, 1999
                                                                -------------------   -------------------
  Shares:
     Shares sold...........................................             16,285,907             5,902,583
     Shares issued for reinvestment of dividends...........              1,289,565               857,664
     Shares issued for share split *.......................                      -            21,102,520
                                                                -------------------   -------------------
                                                                        17,575,472            27,862,767
     Less shares redeemed..................................             (9,956,275)           (3,424,068)
                                                                -------------------   -------------------
     Net increase in shares................................              7,619,197            24,438,699
                                                                ===================   ===================
 *  4 for 1 stock split effective September 1, 1999

  Amounts:
     Sales.................................................     $      138,398,280    $      104,966,000
     Reinvestment of dividends.............................             10,919,625            20,865,739
                                                                -------------------   -------------------
                                                                       149,317,905           125,831,739
     Less redemptions......................................            (85,017,203)         (104,697,698)
                                                                -------------------   -------------------
     Net increase..........................................     $       64,300,702    $       21,134,041
                                                                ===================   ===================

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

4. Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on the Fund's statement of operations.

The investment adviser of the Fund is Columbia Management Co. (CMC). CMC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid monthly to CMC by the Fund. The fees are based on an annual rate of 0.40 of 1% of average daily net assets.

Trustees' fees and expenses were paid directly by the Fund to trustees having no affiliation with the Fund other than their capacity as trustees. Other officers and trustees received no compensation from the Fund.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly owned subsidiary of Fleet. CTC is compensated based on a per account fee or a minimum of $1,500 per month.

The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees.

                            CMC SHORT TERM BOND FUND

                          A Portfolio of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2000
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                           Six Months                       February 2,
                                                              Ended         Year Ended          to
                                                          April 30, 2000   October 31,     October 31,
                                                          (Unaudited)(2)     1999         1998 (1)(2)
                                                         ---------------  ------------    ------------

Net asset value, beginning of period.................          $11.72          $12.09          $12.00
                                                         -------------    ------------    ------------
Income from investment operations:
     Net investment income...........................            0.38            0.72            0.54
     Net realized and unrealized gains (losses)
       on investments................................           (0.17)          (0.37)           0.09
                                                         -------------    ------------    ------------
               Total from investment operations......            0.21            0.35            0.63
                                                         -------------    ------------    ------------

Less distributions:
      Dividends from net investment income...........           (0.38)          (0.72)          (0.54)
      Distributions from net capital gains...........               -           (0.00)*             -
                                                         -------------    ------------    ------------
               Total distributions...................           (0.38)          (0.72)          (0.54)
                                                         -------------    ------------    ------------

Net asset value, end of period.......................          $11.55          $11.72          $12.09
                                                         =============    ============    ============

Total return.........................................           1.78%.(3)       2.96%           5.38% (3)

Ratios/Supplemental data
Net assets, end of period (in thousands).............         $81,356        $144,821.        $42,692
Ratio of net expenses to average net assets (4) .....           0.25%           0.25%           0.25%
Ratio of total expenses to average net assets (4)....           0.32%           0.32%           0.38%
Ratio of net income to average net assets............           6.42%           6.22%           5.97%
Portfolio turnover rate..............................             94%            128%            132%

* Amount represents less than $0.01 per share.

(1)   From inception of operations.
(2)   Ratios and portfolio turnover rates are annualized.
(3)   Not annualized.
(4) For the fiscal year ending October 31, 2000, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average daily net assets.
      Expenses do not include an administrative fee paid to the adviser by each shareholder in an amount, ranging between 0.05% and 0.20%, depending upon the size of the account.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
U.S. GOVERNMENT SECURITIES (16.5%)
  U.S. TREASURY INFLATION INDEX BONDS (0.9%)
           3.375% 01/15/2007                                 $    774,866     $    746,534
                                                                              -------------
  U.S. TREASURY NOTES (2.0%)
           5.375% 07/31/2000                                    1,585,000        1,582,276
                                                                              -------------

  U.S. AGENCY BONDS (0.7%)
   FEDERAL HOME LOAN MORTGAGE CORP.
           5.000% 01/15/2004                                      625,000          579,981
                                                                              -------------

  U.S. AGENCY DISCOUNT NOTES (0.1%)
   FEDERAL HOME LOAN MORTGAGE CORP.
           6.090% 07/06/2000                                       75,000           74,184
                                                                              -------------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (5.4%)
            7.000% 04/15/2028 - 02/15/2029                        962,729          925,725
            7.500% 06/15/2029 - 11/15/2029                      1,013,082          995,986
            8.000% 01/15/2030 - 04/15/2030                      2,469,794        2,474,425
                                                                              -------------
                                                                                 4,396,136
                                                                              -------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.3%)
            8.750% 02/01/2001 - 04/01/2002                        194,824          196,773
          10.250% 09/01/2009                                       13,094           13,859
                                                                              -------------
                                                                                   210,632
                                                                              -------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.2%)
            7.000% 01/01/2030                                     149,626          142,659
            7.500% 01/01/2030                                      29,915           29,270
                                                                              -------------
                                                                                   171,929
                                                                              -------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (2.4%)
     FHLMC (2.0%)
       FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
        GTD. SERIES 24 CL. J
           6.250% 11/25/2023                                      420,000          384,300
        FHLMC MULTICLASS MTG. PARTN. CTFS.
         GTD. SERIES 2153 CL. CC
           6.000% 08/15/2014                                       70,000           65,712
       FHLMC MULTICLASS MTG. PARTN. CTFS.
        GTD. SERIES 1767 CL. H
           7.500% 09/15/2022                                      900,000          893,349


                 See Accompanying Notes to Financial Statements


                                       2

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
       FHLMC MULTICLASS MTG. PARTN. CTFS.
        GTD. SERIES 2057 CL. PD
           6.750% 11/15/2026                                 $    350,000     $    323,047
                                                                              -------------
                                                                                 1,666,408
                                                                              -------------
     FNMA (0.2%)
       FNMA GTD. REMIC PASS THRU CTF.
        REMIC TR. 1998-49 CL. TD
            6.250% 12/18/2023                                     160,000          149,899
                                                                              -------------

     GNMA (0.2%)
       GNMA GTD. REMIC PASS THRU SECS.
        REMIC TR. 1997-4 CL. B
            7.000% 08/20/2026                                     144,215          137,230
                                                                              -------------

  OTHER AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS (0.0%)
       WESTAM MORTGAGE FINANCIAL CORP.
         SERIES 10 CL. C
            0.000% 02/26/2002                                       1,565            1,557
                                                                              -------------

      TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                           1,955,094
                                                                              -------------

  OTHER GOVERNMENT AGENCY (4.5%)
       A.I.D., MOROCCO
         FLOATING RATE NOTES
            6.531% 05/01/2023                                     400,000          392,000
       SMALL BUSINESS ADMINISTRATION
            6.625% 10/25/2021 - 06/25/2022                      1,554,058        1,559,506
            6.750% 07/25/2021 - 11/25/2021                        364,148          365,915
            7.125% 01/25/2017                                   1,373,776        1,387,514
                                                                              -------------
                                                                                 3,704,935
                                                                              -------------

      TOTAL U.S. GOVERNMENT SECURITIES
        (COST $13,551,655)                                                      13,421,701
                                                                              -------------

OTHER SECURITIZED LOANS (34.4%)
  ASSET BACKED SECURITIES (22.5%)
       ABFS MORTGAGE LOAN TRUST
        SERIES 1997-2 CL. A-5
           7.125% 01/15/2029                                      300,000          289,104


                 See Accompanying Notes to Financial Statements


                                       3

--------------------------------------------------------------------------------
                         CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
OTHER SECURITIZED LOANS (CONTINUED)
       ADVANTA MORTGAGE LOAN TRUST
        SERIES 1994-1 CL. A-2
           6.300% 07/25/2025                                 $     40,317     $     39,264
       AFC HOME EQUITY LOAN TRUST
        SERIES 1993-1 CL. A
           5.900% 05/20/2008                                      390,350          382,057
       ASSET BACKED SECURITIES CORP.
        HOME EQUITY LOAN TRUST
         SERIES 1999-LB1 CL. A4A
           6.624% 06/21/2029                                    1,036,047        1,038,637
       CITYSCAPE HOME EQUITY LOAN TRUST
        SERIES 1996-3 CL. A-8
           7.650% 09/25/2025                                    1,470,000        1,451,596
       CITYSCAPE HOME EQUITY LOAN TRUST
        SERIES 1997-B CL. A-7
           7.410% 05/25/2028                                      669,938          651,515
       CITYSCAPE HOME LOAN OWNER TRUST
        SERIES 1997-3 CL. A-5
           7.890% 07/25/2018                                      850,000          842,306
       CITYSCAPE HOME LOAN OWNER TRUST
        SERIES 1997-4 CL. A-4
           7.440% 10/25/2018                                    1,000,000          969,390
       CONTIMORTGAGE HOME EQUITY LOAN TRUST
        SERIES 1997-3 CL. A-8
           7.580% 08/15/2028                                    2,000,000        1,946,637
       CONTIMORTGAGE HOME EQUITY LOAN TRUST
        SERIES 1999-3 CL. A-6
           7.680% 12/25/2029                                      190,000          187,862
       CROWN HOME EQUITY LOAN TRUST
        SERIES 1996-1 CL. A-5
           7.300% 04/25/2027                                      450,000          437,553
       FIRSTPLUS HOME LOAN OWNER TRUST
        SERIES 1997-3 CL. A-7
           7.220% 11/10/2020                                       75,000           73,481
       GE CAPITAL MORTGAGE SERVICES, INC.
        SERIES 1995-HE1 CL. A-6
           7.500% 09/25/2010                                      114,727          113,462



                 See Accompanying Notes to Financial Statements


                                       4

--------------------------------------------------------------------------------
                         CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
OTHER SECURITIZED LOANS (CONTINUED)
       GREEN TREE FINANCIAL CORP.
        SERIES 1995-5 CL. A-4
           6.600% 09/15/2026                                 $    173,588     $    173,608
       GREEN TREE FINANCIAL CORP.
        SERIES 1996-4 CL. A-7
           7.900% 06/15/2027                                    1,215,000        1,218,417
       IMC HOME EQUITY LOAN TRUST
        SERIES 1995-3 CL. A-5
           7.500% 04/25/2026                                    1,280,000        1,256,301
       IMC HOME EQUITY LOAN TRUST
        SERIES 1997-3 CL. A-6
           7.520% 08/20/2028                                      140,000          136,092
       MERIT SECURITIES CORP.
        SERIES 13 CL. A-4
           7.880%  12/28/2033                                     275,000          271,702
       OAKWOOD MORTGAGE INVESTORS, INC.
        SERIES 1996-C CL. A-3
           6.750% 04/15/2027                                      137,121          136,732
       SALOMON BROTHERS MORTGAGE SECURITIES VII, INC.
        SERIES 1998-AQ1 CL. A-4
           6.740% 06/25/2028                                    1,810,000        1,768,470
       SLM STUDENT LOAN TRUST
        SERIES 1998-2 CL. A-1
         FLOATING RATE NOTES
           6.462% 4/25/2007                                       815,009          812,717
       SOUTHERN PACIFIC SECURED ASSETS CORP.
        SERIES 1996-2 CL. A-5
           7.690% 04/25/2025                                      250,000          249,551
       UCFC FUNDING CORP.
        SERIES 1997-1 CL. A-3
           7.055% 09/15/2013                                    1,010,000        1,002,531
       UCFC HOME EQUITY LOAN TRUST
        SERIES 1994-B1 CL. A-5
           7.900% 08/10/2015                                    2,134,000        2,134,544
       UCFC HOME EQUITY LOAN TRUST
        SERIES 1998-D CL. AF-7
           6.315% 04/15/2030                                      750,000          693,521
                                                                             --------------
                                                                                18,277,050
                                                                             --------------

                 See Accompanying Notes to Financial Statements


                                       5

--------------------------------------------------------------------------------
                         CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
OTHER SECURITIZED LOANS (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATIONS (7.5%)
       CMC SECURITIES CORP. IV
        SERIES 1997-2 CL. 1A-12
           7.250% 11/25/2027                                 $    550,000     $    521,812
       FIRST NATIONWIDE TRUST
        SERIES 1999-1 CL. 2A6
           6.500% 03/25/2029                                    1,079,218        1,011,200
       PNC MORTGAGE SECURITIES CORP.
        SERIES 1997-4 CL. 2PP-2
           7.500% 07/25/2027                                      530,000          514,103
       RESIDENTIAL ASSET SECURITIZATION TRUST
        SERIES 1998-A3 CL. A
           6.500% 04/25/2013                                    2,562,486        2,445,188
       STRUCTURED ASSET SECURITIES CORP.
        SERIES 1999-ALS2 CL. A2
           6.750% 07/25/2029                                    1,654,572        1,583,806
                                                                             --------------
                                                                                 6,076,109
                                                                             --------------
  COMMERCIAL MORTGAGE BACKED SECURITIES (4.4%)
       J.P. MORGAN COMMERCIAL MORTGAGE FINANCE CORP.
        SERIES 1996-C3 CL. A1
           7.330% 04/25/2028                                       88,372           87,453
       LB COMMERCIAL CONDUIT MORTGAGE TRUST
        SERIES 1995-C2 CL. A
         FLOATING RATE NOTES
           7.220% 08/25/2004                                      429,017          425,990
       MORGAN STANLEY CAPITAL I, INC.
        SERIES 1997-C1 CL. A-1C
           7.630% 02/15/2020                                    1,092,500        1,089,583
       NOMURA ASSET SECURITIES CORP.
        SERIES 1994-MD1 CL. A-1B
         FLOATING RATE NOTES
           7.704% 03/15/2018                                    1,476,281        1,479,610
       NOMURA ASSET SECURITIES CORP.
        SERIES 1996-MD5 CL. A-1B
           7.120% 04/13/2036                                      530,000          515,944
                                                                             --------------
                                                                                 3,598,580
                                                                             --------------
     TOTAL OTHER SECURITIZED LOANS
     (COST $28,562,452)                                                         27,951,739
                                                                             --------------

                 See Accompanying Notes to Financial Statements


                                       6

--------------------------------------------------------------------------------
                         CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
  INDUSTRIAL (18.7%)
       CATERPILLAR FINANCIAL SERVICES CORP.
           6.875% 08/01/2004                                 $    500,000     $    484,275
       COCA-COLA ENTERPRISES, INC.
           6.375% 08/01/2001                                      925,000          912,161
       CONOCO, INC.
           5.900% 04/15/2004                                      925,000          875,004
       COX COMMUNICATIONS, INC.
           7.000% 08/15/2001                                      850,000          843,166
       COX ENTERPRISES, INC. (144A)
           8.000% 02/15/2007                                      325,000          316,970
       DAIMLERCHRYSLER N.A. HOLDINGS
           7.125% 04/10/2003                                      750,000          741,247
       DEERE (JOHN) CAPITAL CORP.
           5.350% 10/23/2001                                      450,000          437,153
       DELTA AIR LINES, INC.
        MEDIUM TERM NOTES, SERIES C
           6.650% 03/15/2004                                      675,000          628,742
       DIAGEO CAPITAL PLC
           6.625% 06/24/2004                                      625,000          604,575
       FEDERATED DEPARTMENT STORES, INC.
           6.125% 09/01/2001                                      425,000          418,323
       FORD MOTOR CREDIT CO.
           7.250% 01/15/2003                                      300,000          296,703
           5.750% 02/23/2004                                      150,000          140,205
           6.700% 07/16/2004                                       50,000           48,086
       GENERAL ELECTRIC CAPITAL CORP.
                                MEDIUM TERM NOTES
           5.650% 03/31/2003                                      750,000          716,925
       GENERAL MOTORS ACCEPTANCE CORP.
                                MEDIUM TERM NOTES
           5.330% 10/20/2000                                      500,000          495,860
       IBM CREDIT CORP.
                                MEDIUM TERM NOTES
           6.640% 10/29/2001                                    1,250,000        1,238,088
       ICI WILMINGTON, INC.
           6.750% 09/15/2002                                      500,000          486,345
       KROGER CO., SERIES B
           6.340% 06/01/2001                                      700,000          687,246
       MCDONALD'S CORP.
           6.000% 06/23/2002                                      950,000          922,336


                 See Accompanying Notes to Financial Statements


                                       7

--------------------------------------------------------------------------------
                         CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
       PEPSI BOTTLING HOLDINGS, INC. (144A)
           5.375% 02/17/2004                                 $   1,000,000    $    935,000
       PROCTER & GAMBLE CO.
           5.250% 09/15/2003                                       150,000         140,625
       TIME WARNER, INC.
           7.975% 08/15/2004                                       575,000         577,136
       TYCO INTERNATIONAL GROUP S.A.
           6.125%  06/15/2001                                      750,000         736,395
       USA WASTE SERVICES, INC.
           6.125% 07/15/2001                                     1,400,000       1,339,086
       WMX TECHNOLOGIES, INC.
           6.700% 05/01/2001                                       250,000         242,255
                                                                              -------------
                                                                              -------------
                                                                                15,263,907
                                                                              -------------
                                                                              -------------
  FINANCIAL (9.7%)
       ASSOCIATES CORP. N.A.
           5.800% 04/20/2004                                       150,000         140,150
       BANK OF AMERICA CORP.
           6.625% 06/15/2004                                       750,000         723,862
       CHASE MANHATTAN CORP.
        MEDIUM TERM NOTES, SERIES C
           6.750% 12/01/2004                                       900,000         871,587
       CIT GROUP, INC.
                                MEDIUM TERM NOTES
           5.800% 03/26/2002                                       150,000         145,380
           6.375% 11/15/2002                                       525,000         510,510
       COLONIAL REALTY L.P.
                                MEDIUM TERM NOTES
           7.160% 01/17/2003                                       125,000         119,690
       COMMERCIAL CREDIT CO.
           6.625% 06/01/2015                                       200,000         196,738
       EOP OPERATING L.P.
           6.376% 02/15/2002                                       700,000         679,987
       INTERNATIONAL LEASE FINANCE CORP.
           6.000% 06/15/2003                                       525,000         503,874
       LEHMAN BROTHERS HOLDINGS, INC.
                                MEDIUM TERM NOTES
           7.000% 05/15/2003                                       125,000         121,436
       LEHMAN BROTHERS, INC.
           7.000% 10/01/2002                                       600,000         588,504

                 See Accompanying Notes to Financial Statements


                                       8

--------------------------------------------------------------------------------
                         CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
CORPORATE BONDS (CONTINUED)
       MORGAN STANLEY DEAN WITTER DISCOVER & CO.
                                MEDIUM TERM NOTES
           5.750% 02/15/2001                                 $    550,000     $    543,538
       MORGAN STANLEY DEAN WITTER DISCOVER & CO.
        MEDIUM TERM NOTES, SERIES C
           6.090% 03/09/2001                                    1,000,000          991,780
       NORWEST FINANCIAL, INC.
           6.375% 09/15/2002                                      125,000          122,216
       SALOMON SMITH BARNEY HOLDINGS, INC.
           6.750% 02/15/2003                                      450,000          439,497
       SIMON PROPERTY GROUP L.P.
           6.625% 06/15/2003                                      350,000          330,603
       WACHOVIA CORP.
           6.700% 06/21/2004                                      875,000          849,686
                                                                             --------------
                                                                                 7,879,038
                                                                             --------------
  UTILITIES (6.6%)
       ARIZONA PUBLIC SERVICE CO.
           5.875% 02/15/2004                                    1,075,000          993,870
       CABLE & WIRELESS COMMUNICATIONS PLC
           6.375% 03/06/2003                                      150,000          147,584
       COASTAL CORP.
           6.500% 05/15/2006                                      125,000          115,071
       FPL GROUP CAPITAL, INC.
           6.875% 06/01/2004                                      150,000          146,464
       IDAHO POWER CO.
                                MEDIUM TERM NOTES
           6.850% 10/01/2002                                      290,000          285,966
       KINDER MORGAN ENERGY PARTNERS L.P. (144A)
           8.000% 03/15/2005                                      500,000          496,775
       MCI WORLDCOM, INC.
           7.550% 04/01/2004                                    1,125,000        1,116,000
       MIDAMERICAN FUNDING CORP.
           5.850% 03/01/2001                                    1,000,000          986,250
       TCI COMMUNICATIONS, INC.
           7.250% 08/01/2005                                      500,000          490,010
           8.000% 08/01/2005                                      125,000          126,516
       TXU EASTERN FUNDING CO.
           6.450% 05/15/2005                                      500,000          461,575
                                                                             --------------
                                                                                 5,366,081
                                                                             --------------
                 See Accompanying Notes to Financial Statements


                                       9

--------------------------------------------------------------------------------
                         CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000
                                                                  PRINCIPAL
                                                                   AMOUNT         VALUE
                                                             ---------------- --------------
  YANKEE (1.0%)
       KOREA DEVELOPMENT BANK
           6.500% 11/15/2002                                 $    170,000     $    162,960
           7.125% 04/22/2004                                      570,000          545,500
       QUEBEC PROVINCE
           7.000% 01/30/2007                                       85,000           82,169
                                                                             --------------
                                                                                   790,629
                                                                             --------------
     TOTAL CORPORATE BONDS
     (COST $30,012,677)                                                         29,299,655
                                                                             --------------

MUNICIPAL BONDS (0.7%)
       MULTNOMAH COUNTY SCHOOL DISTRICT
        #1J PORTLAND
                                5.750% 06/15/2005
     (COST $650,000)                                              650,000          602,062
                                                                             --------------

REPURCHASE AGREEMENTS (11.4%)
     J.P. MORGAN SECURITIES, INC.
     5.881% DATED 04/28/2000,
     DUE 05/01/2000 IN THE
     AMOUNT OF $5,979,883.
     COLLATERALIZED BY
     U.S. TREASURY BILLS
     DUE 10/19/2000
     U.S. TREASURY BONDS
     7.250% TO 12.375%
     DUE 05/15/2004 TO 08/15/2022
     U.S TREASURY NOTES
     6.625% TO 8.000%
     DUE 05/15/2001 TO 04/30/2002                               5,978,920        5,978,920
     MERRILL LYNCH
     5.881% DATED 04/28/2000,
     DUE 05/01/2000 IN THE
     AMOUNT OF $3,300,532.
     COLLATERALIZED BY
     U.S. TREASURY STRIPS
     DUE 05/15/2001 TO 08/15/2014                               3,300,000        3,300,000
                                                                             --------------

     TOTAL REPURCHASE AGREEMENTS
     (COST $9,278,920)                                                           9,278,920
                                                                             --------------



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                         CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
April 30, 2000

                                                                   VALUE
                                                             ----------------
TOTAL INVESTMENTS (99.0%)
     (COST $82,055,703)                                      $   80,554,077

OTHER ASSETS LESS LIABILITIES (1.0%)                                802,218
                                                             ---------------

NET ASSETS (100.0%)                                          $   81,356,295
                                                             ===============



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 2000
(Unaudited)

ASSETS:
  Investments at identified cost ................................  $   82,055,703
  Investments at identified cost - federal income tax purposes...  $   82,090,806
                                                                   ---------------

  Investments at value ..........................................  $   80,554,077
  Receivable for:
    Interest.....................................................         778,059
    Investments sold.............................................          38,126
    Expense reimbursement........................................          17,457
                                                                   ---------------
  Total assets...................................................      81,387,719
                                                                   ---------------

LIABILITIES:
  Payable for:
    Investment management fee ...................................          13,967
    Accrued expenses.............................................          17,457
                                                                   ---------------
  Total liabilities..............................................          31,424
                                                                   ---------------

NET ASSETS.......................................................  $   81,356,295
                                                                   ===============

NET ASSETS consist of:
    Paid-in capital .............................................  $   86,057,817
    Accumulative net realized loss from investment transactions..      (3,199,896)
    Unrealized depreciation on investments.......................      (1,501,626)
                                                                   ---------------

NET ASSETS ......................................................  $   81,356,295
                                                                   ===============

Shares of capital stock outstanding .............................       7,043,724
                                                                   ===============

Net asset value, offering and
   redemption price per share ...................................  $        11.55
                                                                   ===============


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

     Interest income ........................................................     $     3,446,192
                                                                                  ----------------

     Expenses:
         Investment management fees .........................................             129,242
         Legal, insurance and audit fees.....................................              15,105
         Transfer agent fees.................................................               9,000
         Custodian fees......................................................               5,296
         Trustees' fees......................................................               1,039
         Other expenses .....................................................               6,004
                                                                                  ----------------
             Total expenses..................................................             165,686
         Expenses reimbursed by investment adviser ..........................             (36,444)
                                                                                  ----------------
             Net expenses....................................................             129,242
                                                                                  ----------------

     Net investment income ..................................................           3,316,950
                                                                                  ----------------

NET REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
     Net realized loss from investment transactions..........................          (1,725,367)

     Change in net unrealized appreciation or depreciation on investments ...            (192,067)
                                                                                  ----------------

     Net realized and unrealized loss on investments.........................          (1,917,434)
                                                                                  ----------------

NET INCREASE RESULTING FROM OPERATIONS.......................................     $     1,399,516
                                                                                  ================



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                    Six Months Ended
                                                                     April 30, 2000            Year Ended
                                                                      (Unaudited)           October 31, 1999
                                                                   -------------------     --------------------
Operations:
      Net investment income .....................................  $        3,316,950      $         6,294,017
      Net realized loss from investment transactions.............          (1,725,367)              (1,466,380)
      Change in net unrealized appreciation or depreciation
         on investments..........................................            (192,067)              (1,625,941)
                                                                   -------------------     --------------------

      Net increase resulting from operations.....................           1,399,516                3,201,696

Distributions to shareholders:
      From net investment income.................................          (3,316,950)              (6,294,017)
      From net realized gain from investment transactions........                   -                  (23,085)

Net capital share transactions ..................................         (61,547,228)             105,244,125
                                                                   -------------------     --------------------

Net increase (decrease) in net assets............................         (63,464,662)             102,128,719

NET ASSETS:
      Beginning of period........................................         144,820,957               42,692,238
                                                                   -------------------     --------------------

      End of period .............................................  $       81,356,295      $       144,820,957
                                                                   ===================     ====================

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.  Significant accounting policies:

CMC Short Term Bond Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust has established three other portfolios, CMC Small Cap Fund, CMC International Stock Fund and CMC High Yield Fund, which are not included in this financial statement. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Fund for the preparation of its financial statements in conformity with generally accepted accounting principles.

Investment valuation. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Trustees. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Investment securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Fund may engage in repurchase agreement transactions. The Fund, through the custodian, receives delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. The Fund segregates liquid assets with a current value at least equal to the amount of its when-issued purchase commitments.

Investment income and expenses. Interest income is recorded on the accrual basis and includes amortization of premiums or accretion of discounts. Expenses are recorded on the accrual basis and the Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees.

Federal income taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales. As of October 31, 1999, the Fund had $1,470,297 in capital loss carryovers available to offset future capital gains. These capital loss carryovers expire in the year 2007. To the extent that the capital loss carryovers are used to offset any capital gains, it is unlikely that the gains so offset will be distributed to shareholders.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

2.  Investment transactions:
Aggregate purchases, sales and maturities, net realized loss and net unrealized depreciation on investments, excluding short-term investments, as of and for the six months ended April 30, 2000 were as follows:

Purchases:
   Investment securities other than U.S. Government obligations..  $    25,666,892
   U.S. Government obligations...................................       16,490,108
                                                                   ----------------
        Total purchases..........................................  $    42,157,000
                                                                   ================

Sales and Maturities:
   Investment securities other than U.S. Government obligations..  $    66,444,954
   U.S. Government obligations...................................       30,322,097
                                                                   ----------------
        Total sales and maturities...............................  $    96,767,051
                                                                   ================

Net Realized Loss:
   Investment securities other than U.S. Government obligations..  $....(1,144,147)
   U.S. Government obligations...................................         (581,220)
                                                                   ----------------
        Total net realized loss..................................  $    (1,725,367)
                                                                   ================


Unrealized Appreciation (Depreciation) for
  federal income tax purposes:
  Appreciation...................................................  $        31,630
  Depreciation...................................................       (1,568,359)
                                                                   ----------------
    Net unrealized depreciation..................................  $    (1,536,729)
                                                                   ================

3.  Capital Stock:

At April 30, 2000, there were 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                                    Six Months                 Year
                                                                       Ended                  Ended
                                                                  April 30, 2000         October 31, 1999
                                                                --------------------   ---------------------
  Shares:
     Shares sold.............................................             1,472,021               9,524,355
     Shares issued for reinvestment of dividends.............               280,229                 533,140
                                                                --------------------   ---------------------
                                                                          1,752,250              10,057,495
     Less shares redeemed....................................            (7,067,317)             (1,229,286)
                                                                --------------------   ---------------------
     Net increase (decrease) in shares.......................            (5,315,067)              8,828,209
                                                                ====================   =====================
  Amounts:
     Sales...................................................   $        17,021,258    $        113,449,649
     Reinvestment of dividends...............................             3,256,072               6,311,455
                                                                --------------------   ---------------------
                                                                         20,277,330             119,761,104
     Less redemptions........................................           (81,824,558)            (14,516,979)
                                                                --------------------   ---------------------
     Net increase (decrease).................................   $       (61,547,228)   $        105,244,125
                                                                ====================   =====================

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

4. Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on the Fund's statement of operations.

The investment adviser of the Fund is Columbia Management Co. (CMC). CMC is an indirect wholly owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid monthly to CMC by the Fund. The fees are based on an annual rate of 0.25 of 1% of average daily net assets.

In addition to the investment management fee, each shareholder enters into a written administrative services agreement with CMC for an annual fee ranging between 0.05% and 0.20%, depending on the size of the investment in the Fund. CMC provides each shareholder specialized reports regarding the Fund's portfolio and performance, market conditions and economic indicators.

For the year ending October 31, 2000, CMC has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by the Fund to trustees having no affiliation with the Fund other than their capacity as trustees. Other officers and trustees received no compensation from the Fund.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly owned subsidiary of Fleet. CTC is compensated based on a per account fee or a minimum of $1,500 per month.

The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Fund's shareholders or by the Trustees.